UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3855

Fidelity Advisor Series VIII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Diversified
International Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2012

1.813040.107

ADIF-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value (000s)
Australia - 4.2%
Australia & New Zealand Banking Group Ltd.	195,000	$ 4,432
BHP Billiton Ltd. sponsored ADR (d)	646,700	51,374
Fortescue Metals Group Ltd.	552,575	2,962
Iluka Resources Ltd.	236,843	4,606
Newcrest Mining Ltd.	694,153	24,849
WorleyParsons Ltd.	83,479	2,418
TOTAL AUSTRALIA		90,641
Bailiwick of Guernsey - 1.2%
Amdocs Ltd. (a)	135,100	3,977
Resolution Ltd.	5,001,082	21,525
TOTAL BAILIWICK OF GUERNSEY		25,502
Bailiwick of Jersey - 1.8%
Experian PLC	1,112,100	15,064
Randgold Resources Ltd. sponsored ADR	42,200	4,828
Shire PLC	264,100	8,768
WPP PLC	860,123	10,106
TOTAL BAILIWICK OF JERSEY		38,766
Belgium - 1.3%
Anheuser-Busch InBev SA NV	477,266	29,016
Bermuda - 1.1%
Assured Guaranty Ltd.	290,700	4,509
Clear Media Ltd. (a)	11,132,000	4,708
CNPC (Hong Kong) Ltd.	1,736,000	2,740
Huabao International Holdings Ltd.	3,197,000	2,172
Li & Fung Ltd.	4,572,000	9,999
TOTAL BERMUDA		24,128
Brazil - 2.4%
Anhanguera Educacional Participacoes SA	262,200	3,527
Banco Bradesco SA (PN) sponsored ADR	340,000	6,079
Drogasil SA	425,224	3,529
Estacio Participacoes SA	210,300	2,392
Itau Unibanco Banco Multiplo SA sponsored ADR	583,100	11,639
Kroton Educacional SA unit (a)	128,700	1,517
Petroleo Brasileiro SA - Petrobras sponsored ADR	104,000	3,177
Qualicorp SA	333,000	3,295
Souza Cruz Industria e Comerico	497,800	6,479
T4F Entretenimento SA	212,800	1,529
Common Stocks - continued
	Shares	Value (000s)
Brazil - continued
Telefonica Brasil SA sponsored ADR	237,235	$ 6,605
Tractebel Energia SA	181,600	3,153
TOTAL BRAZIL		52,921
British Virgin Islands - 0.3%
Arcos Dorados Holdings, Inc.	177,300	3,812
Mail.ru Group Ltd. GDR (Reg. S) (a)	105,400	3,478
TOTAL BRITISH VIRGIN ISLANDS		7,290
Canada - 5.2%
Barrick Gold Corp.	95,000	4,686
Bonavista Energy Corp.	48,800	1,102
Canadian Natural Resources Ltd.	411,400	16,296
Fairfax Financial Holdings Ltd. (sub. vtg.)	18,000	7,306
Goldcorp, Inc.	177,800	8,600
Ivanhoe Mines Ltd. (a)	313,760	5,060
Niko Resources Ltd.	190,100	9,287
Open Text Corp. (a)	137,900	6,989
Painted Pony Petroleum Ltd. (a)(e)	170,900	1,425
Painted Pony Petroleum Ltd. Class A (a)	874,400	7,290
Penn West Petroleum Ltd.	100,800	2,196
Petrobank Energy & Resources Ltd. (a)	360,100	5,013
Petrominerales Ltd. (d)	313,514	6,544
Potash Corp. of Saskatchewan, Inc.	252,600	11,835
Suncor Energy, Inc.	256,900	8,849
Tourmaline Oil Corp. (a)	150,000	3,632
Tourmaline Oil Corp. (e)	32,900	797
Uranium One, Inc. (a)	1,093,500	2,792
Valeant Pharmaceuticals International, Inc. (Canada) (a)	75,000	3,632
TOTAL CANADA		113,331
Cayman Islands - 1.6%
Baidu.com, Inc. sponsored ADR (a)	127,600	16,272
Haitian International Holdings Ltd.	3,139,000	3,291
Hengan International Group Co. Ltd.	888,500	7,945
HiSoft Technology International Ltd. ADR (a)(d)	178,100	2,025
NVC Lighting Holdings Ltd.	4,004,000	1,647
Sands China Ltd.	468,000	1,584
SINA Corp. (a)(d)	15,000	1,054
TOTAL CAYMAN ISLANDS		33,818
China - 0.1%
Weichai Power Co. Ltd. (H Shares)	388,000	2,079
Common Stocks - continued
	Shares	Value (000s)
Curacao - 0.7%
Schlumberger Ltd.	215,500	$ 16,199
Denmark - 2.9%
Carlsberg A/S Series B	98,300	7,465
Novo Nordisk A/S Series B	393,208	46,724
William Demant Holding A/S (a)	112,235	9,295
TOTAL DENMARK		63,484
Finland - 0.1%
Nokian Tyres PLC	46,300	1,654
France - 7.3%
Alstom SA	210,689	8,030
Arkema SA	42,800	3,458
Atos Origin SA	35,000	1,759
AXA SA	484,000	7,347
BNP Paribas SA	363,300	15,382
Bureau Veritas SA	55,600	4,078
Danone	250,500	15,460
Essilor International SA	149,399	10,943
Iliad SA	18,493	2,234
JC Decaux SA (a)	87,700	2,224
LVMH Moet Hennessy - Louis Vuitton SA	146,396	23,667
PPR SA	176,600	27,787
Publicis Groupe SA	141,800	7,133
Sanofi-aventis	383,471	28,429
TOTAL FRANCE		157,931
Germany - 6.5%
adidas AG	143,500	10,338
Allianz AG	76,995	8,465
BASF AG	231,032	17,762
Bayer AG	250,452	17,539
Deutsche Boerse AG	93,200	5,486
ElringKlinger AG	81,300	2,440
Fresenius Medical Care AG & Co. KGaA	218,100	15,592
Fresenius SE	149,300	15,142
Kabel Deutschland Holding AG (a)	65,400	3,410
Linde AG	114,547	18,173
SAP AG	327,836	19,820
Siemens AG	87,088	8,224
TOTAL GERMANY		142,391
Common Stocks - continued
	Shares	Value (000s)
Hong Kong - 1.1%
AIA Group Ltd.	2,886,600	$ 9,640
China Mobile Ltd. sponsored ADR	133,400	6,814
China Resources Enterprise Ltd.	326,000	1,124
Henderson Land Development Co. Ltd.	998,325	5,419
TOTAL HONG KONG		22,997
India - 2.3%
Axis Bank Ltd.	154,359	3,351
Bajaj Auto Ltd.	77,063	2,492
Bharti Airtel Ltd.	875,793	6,468
Cummins India Ltd.	309,088	2,621
Dr. Reddy's Laboratories Ltd.	15,851	541
HDFC Bank Ltd.	1,206,614	11,925
Housing Development Finance Corp. Ltd.	621,887	8,765
Infrastructure Development Finance Co. Ltd.	1,296,940	3,486
ITC Ltd.	682,786	2,812
Lupin Ltd.	49,561	475
Mahindra & Mahindra Financial Services Ltd.	231,785	3,294
Shriram Transport Finance Co. Ltd.	201,979	2,378
State Bank of India	54,948	2,288
TOTAL INDIA		50,896
Ireland - 0.4%
Accenture PLC Class A	102,100	5,854
Elan Corp. PLC sponsored ADR (a)	252,900	3,442
TOTAL IRELAND		9,296
Isle of Man - 0.0%
3Legs Resources PLC	645,100	604
Italy - 2.0%
ENI SpA	89,400	1,981
Fiat Industrial SpA (a)	2,010,800	19,699
Prada SpA	701,200	3,354
Saipem SpA	416,332	19,484
TOTAL ITALY		44,518
Japan - 15.7%
ABC-Mart, Inc.	124,400	4,452
Aozora Bank Ltd.	1,485,000	4,130
Calbee, Inc. (d)	119,900	5,851
Cosmos Pharmaceutical Corp.	151,100	7,106
Denso Corp.	185,900	5,524
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Dentsu, Inc.	224,700	$ 7,508
Don Quijote Co. Ltd.	198,200	7,363
Fanuc Corp.	79,600	13,376
Hitachi Ltd.	4,659,000	25,914
Honda Motor Co. Ltd. sponsored ADR	724,806	24,680
Hoya Corp.	191,900	4,068
Itochu Corp.	1,224,000	13,311
Japan Retail Fund Investment Corp.	358	519
Japan Tobacco, Inc.	6,167	30,337
JSR Corp.	449,100	9,179
KDDI Corp.	2,384	15,105
Keyence Corp.	62,000	15,445
Mitsubishi Corp.	301,600	6,880
Mitsubishi UFJ Financial Group, Inc.	1,783,800	8,241
Mitsui & Co. Ltd.	162,300	2,755
Nippon Telegraph & Telephone Corp.	167,800	8,417
Nitori Holdings Co. Ltd.	45,400	4,169
NTT DoCoMo, Inc.	60	107
ORIX Corp.	329,870	30,854
OSAKA Titanium technologies Co. Ltd. (d)	11,600	523
Rakuten, Inc.	21,182	21,368
Seven & i Holdings Co., Ltd.	443,500	12,485
SHIMANO, Inc.	103,800	5,127
SMC Corp.	76,400	13,260
SOFTBANK CORP.	347,400	9,675
Start Today Co. Ltd. (d)	460,000	8,979
Sumitomo Mitsui Financial Group, Inc.	93,900	3,003
Toray Industries, Inc.	297,000	2,229
Unicharm Corp.	25,900	1,361
Yahoo! Japan Corp.	24,955	7,621
TOTAL JAPAN		340,922
Korea (South) - 1.9%
Amorepacific Corp.	4,423	3,942
Hyundai Motor Co.	10,731	2,111
LG Household & Health Care Ltd.	5,491	2,337
Orion Corp.	22,683	13,813
Samsung Electronics Co. Ltd.	19,813	19,526
TOTAL KOREA (SOUTH)		41,729
Luxembourg - 0.2%
Samsonite International SA	2,545,800	4,031
Common Stocks - continued
	Shares	Value (000s)
Mexico - 0.9%
America Movil SAB de CV Series L sponsored ADR	305,200	$ 7,084
Grupo Televisa SA de CV (CPO) sponsored ADR	159,400	3,143
Wal-Mart de Mexico SA de CV Series V	3,014,900	9,313
TOTAL MEXICO		19,540
Netherlands - 2.6%
AEGON NV (a)	2,582,800	12,547
ASML Holding NV (Netherlands)	153,600	6,603
Gemalto NV	134,061	7,194
ING Groep NV sponsored ADR (a)(d)	1,835,000	16,717
Koninklijke KPN NV	507,855	5,566
NXP Semiconductors NV (a)	150,200	3,189
Unilever NV (Certificaten Van Aandelen) (Bearer)	140,900	4,695
TOTAL NETHERLANDS		56,511
Norway - 1.2%
DnB NOR ASA	350,799	3,701
Storebrand ASA (A Shares)	600,000	2,966
Telenor ASA	1,260,200	20,544
TOTAL NORWAY		27,211
Qatar - 0.2%
Commercial Bank of Qatar GDR (Reg. S)	1,100,000	5,003
South Africa - 0.8%
AngloGold Ashanti Ltd. sponsored ADR	202,300	9,265
Foschini Ltd.	165,400	2,298
Naspers Ltd. Class N	44,800	2,245
Shoprite Holdings Ltd.	172,100	2,862
Tiger Brands Ltd.	37,200	1,199
TOTAL SOUTH AFRICA		17,869
Spain - 2.8%
Banco Bilbao Vizcaya Argentaria SA	385,707	3,384
Banco Santander SA (Spain) ADR sponsored ADR (d)	1,033,400	8,143
Grifols SA ADR (d)	1,032,790	6,558
Inditex SA	313,618	27,360
Prosegur Compania de Seguridad SA (Reg.)	176,100	8,124
Repsol YPF SA	235,491	6,468
TOTAL SPAIN		60,037
Sweden - 0.5%
H&M Hennes & Mauritz AB (B Shares)	125,563	4,111
Common Stocks - continued
	Shares	Value (000s)
Sweden - continued
Swedbank AB (A Shares)	414,600	$ 5,955
Swedish Match Co. AB	35,000	1,219
TOTAL SWEDEN		11,285
Switzerland - 3.9%
Clariant AG (Reg.) (a)	446,625	5,426
Kuehne & Nagel International AG	70,350	8,845
Nestle SA	548,019	31,413
Noble Corp.	92,500	3,223
Roche Holding AG (participation certificate)	50,057	8,475
UBS AG (a)	1,339,400	18,279
Zurich Financial Services AG	38,620	9,275
TOTAL SWITZERLAND		84,936
Taiwan - 0.9%
HIWIN Technologies Corp.	134,000	1,238
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,178,600	16,595
Unified-President Enterprises Corp.	696,420	1,028
TOTAL TAIWAN		18,861
United Kingdom - 17.4%
Aegis Group PLC	1,038,200	2,582
Aggreko PLC	45,000	1,486
Anglo American PLC (United Kingdom)	319,000	13,192
Barclays PLC	1,800,000	6,036
BG Group PLC	1,085,292	24,373
British American Tobacco PLC sponsored ADR	176,900	16,312
Burberry Group PLC	413,600	8,748
Filtrona PLC	658,900	3,936
GlaxoSmithKline PLC	1,780,500	39,610
Hikma Pharmaceuticals PLC	192,188	2,175
HSBC Holdings PLC sponsored ADR	647,900	27,102
Imperial Tobacco Group PLC	280,786	10,045
Inchcape PLC	1,592,500	8,553
Intertek Group PLC	241,700	8,045
ITV PLC	4,848,100	5,723
Meggitt PLC	563,400	3,223
Misys PLC	1,063,050	5,413
National Grid PLC	120,000	1,195
Next PLC	304,400	12,564
Ocado Group PLC (a)(d)	1,074,000	1,474
Pearson PLC	658,600	12,196
Pz Cussons PLC Class L	146,000	702
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Reckitt Benckiser Group PLC	206,300	$ 10,976
Rolls-Royce Group PLC	1,800,600	20,872
Royal Dutch Shell PLC Class B	2,417,727	88,368
Standard Chartered PLC (United Kingdom)	220,000	5,319
Vodafone Group PLC sponsored ADR	1,406,200	38,094
TOTAL UNITED KINGDOM		378,314
United States of America - 5.5%
Apple, Inc. (a)	52,900	24,148
CF Industries Holdings, Inc.	36,900	6,545
Citigroup, Inc.	474,980	14,591
Cognizant Technology Solutions Corp. Class A (a)	66,700	4,786
Dolby Laboratories, Inc. Class A (a)	63,100	2,295
Facebook, Inc. Class B (f)	131,847	3,296
JPMorgan Chase & Co.	147,100	5,487
Motorola Solutions, Inc.	47,000	2,181
Newmont Mining Corp.	121,500	7,470
Noble Energy, Inc.	75,600	7,611
Polycom, Inc. (a)	275,000	5,486
PriceSmart, Inc.	4,200	280
SanDisk Corp. (a)	212,500	9,750
Schweitzer-Mauduit International, Inc.	134,300	9,338
The Mosaic Co.	108,300	6,062
Unisys Corp. (a)	239,998	5,033
Wells Fargo & Co.	182,600	5,334
TOTAL UNITED STATES OF AMERICA		119,693
TOTAL COMMON STOCKS (Cost $1,952,512)		2,113,404
Nonconvertible Preferred Stocks - 1.5%

Germany - 1.5%
ProSiebenSat.1 Media AG	347,500	8,154
Volkswagen AG	134,300	23,775
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $19,726)		31,929
Investment Companies - 0.0%
	Shares	Value (000s)
Bailiwick of Guernsey - 0.0%
Ashmore Global Opportunities Ltd. (United Kingdom) (Cost $1,018)	80,098	$ 812
Master Notes - 0.0%
Principal Amount (000s)
Canada - 0.0%
OZ Optics Ltd. 5% 11/5/14 (f) (Cost $15)	$ 14	14
Money Market Funds - 3.1%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	17,284,389	17,284
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	49,346,398	49,346
TOTAL MONEY MARKET FUNDS (Cost $66,630)		66,630
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $2,039,901)		2,212,789
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(34,470)
NET ASSETS - 100%		$ 2,178,319
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,222,000 or 0.1% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,310,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Facebook, Inc. Class B	3/31/11	$ 3,296
OZ Optics Ltd. 5% 11/5/14	11/5/10	$ 15
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 9
Fidelity Securities Lending Cash Central Fund	112
Total	$ 121
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 378,314	$ 230,909	$ 147,405	$ -
Japan	340,922	295,240	45,682	-
Germany	174,320	130,684	43,636	-
France	157,931	129,502	28,429	-
United States of America	119,693	116,397	-	3,296
Canada	113,331	113,331	-	-
Australia	90,641	90,641	-	-
Switzerland	84,936	66,657	18,279	-
Denmark	63,484	16,760	46,724	-
Other	621,761	542,301	79,460	-
Investment Companies	812	812	-	-
Master Notes	14	-	-	14
Money Market Funds	66,630	66,630	-	-
Total Investments in Securities:	$ 2,212,789	$ 1,799,864	$ 409,615	$ 3,310
Transfers from Level 2 to Level 1 during the period were $466,324,000.
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 3,310
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 3,310
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $2,057,306,000. Net unrealized appreciation aggregated $155,483,000, of which $332,114,000 related to appreciated investment securities and $176,631,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For Master notes, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded Funds (ETFs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Emerging Asia Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2012

1.813062.107

AEA-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
Australia - 0.3%
Origin Energy Ltd.	44,256	$ 646,475
Spark Infrastructure Group unit (e)	347,458	492,430
TOTAL AUSTRALIA		1,138,905
Bermuda - 1.1%
Cheung Kong Infrastructure Holdings Ltd.	194,000	1,104,426
CNPC (Hong Kong) Ltd.	592,000	934,345
First Pacific Co. Ltd.	526,000	600,930
Giordano International Ltd.	570,000	454,956
Jardine Matheson Holdings Ltd.	16,400	849,520
Johnson Electric Holdings Ltd.	308,500	182,588
Man Wah Holdings Ltd.	216,000	111,130
TOTAL BERMUDA		4,237,895
Cayman Islands - 3.3%
Agile Property Holdings Ltd.	496,000	553,225
AirMedia Group, Inc. ADR (a)	44,700	156,003
Airtac International Group	52,000	261,801
Baidu.com, Inc. sponsored ADR (a)	11,900	1,517,488
Biostime International Holdings Ltd.	298,000	564,088
Bosideng International Holdings Ltd.	922,000	265,118
Changyou.com Ltd. (A Shares) ADR (a)(d)	16,800	432,432
China Metal Recycling (Holdings) Ltd.	1,119,000	1,324,576
China Rongsheng Heavy Industry Group Co. Ltd.	1,894,500	593,615
Country Garden Holdings Co. Ltd.	1,536,000	659,538
International Taifeng Holdings Ltd.	1,456,000	559,476
Microport Scientific Corp.	506,000	257,070
Qihoo 360 Technology Co. Ltd. ADR (d)	17,000	307,700
Samson Holding Ltd.	841,000	97,598
Sands China Ltd.	708,400	2,397,795
Shenguan Holdings Group Ltd.	694,000	394,641
SOHO China Ltd.	586,000	384,609
Spreadtrum Communications, Inc. ADR	33,300	515,151
Tianneng Power International Ltd.	278,000	122,954
Yingde Gases Group Co. Ltd.	479,500	553,370
Youyuan International Holdings Ltd. (a)	1,946,000	484,289
TOTAL CAYMAN ISLANDS		12,402,537
China - 13.0%
Agricultural Bank China Ltd. (H Shares)	3,598,000	1,776,905
China CITIC Bank Corp. Ltd. (H Shares)	3,340,000	2,131,846
China Communications Construction Co. Ltd. (H Shares)	1,899,000	1,765,487
China Communications Services Corp. Ltd. (H Shares)	2,608,000	1,163,558
Common Stocks - continued
	Shares	Value
China - continued
China Construction Bank Corp. (H Shares)	13,617,000	$ 10,903,784
China Eastern Airlines Corp. Ltd. (H Shares) (a)	682,000	242,716
China Merchants Bank Co. Ltd. (H Shares)	1,693,000	3,737,360
China Minsheng Banking Corp. Ltd. (H Shares)	3,149,000	2,911,361
China Pacific Insurance Group Co. Ltd. (H Shares)	535,800	1,782,488
China Petroleum & Chemical Corp. (H Shares)	5,400,000	6,515,702
China Southern Airlines Ltd. (H Shares) (a)	2,208,000	1,138,841
Dongfeng Motor Group Co. Ltd. (H Shares)	964,000	1,802,392
Great Wall Motor Co. Ltd. (H Shares)	785,750	1,347,536
Harbin Power Equipment Co. Ltd. (H Shares)	1,932,000	1,870,903
Industrial & Commercial Bank of China Ltd. (H Shares)	12,593,000	8,817,252
Shanghai Jin Jiang International Hotel Co. Ltd. (H Shares)	1,304,000	178,233
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	1,750,000	620,547
TOTAL CHINA		48,706,911
Hong Kong - 16.4%
AIA Group Ltd.	2,122,800	7,089,458
BYD Electronic International Co. Ltd. (a)	547,500	184,965
Cathay Pacific Airways Ltd.	864,000	1,711,233
China Insurance International Holdings Co. Ltd. (a)	509,400	940,603
China Merchant Holdings International Co. Ltd.	438,000	1,457,129
China Mobile Ltd.	1,053,000	10,761,523
China Unicom Ltd.	1,568,000	2,885,960
Citic Pacific Ltd.	930,000	1,781,993
CNOOC Ltd.	3,726,500	7,591,679
Dah Chong Hong Holdings Ltd.	552,000	701,099
Galaxy Entertainment Group Ltd. (a)	448,000	977,423
Guangdong Investment Ltd.	2,008,000	1,162,557
Henderson Land Development Co. Ltd.	326,000	1,769,717
HKT Trust / HKT Ltd. unit	541,421	346,973
Lenovo Group Ltd.	3,868,000	3,097,293
New World Development Co. Ltd.	2,291,838	2,511,927
PCCW Ltd.	5,006,000	1,581,471
Power Assets Holdings Ltd.	699,000	5,042,913
Sinotruk Hong Kong Ltd.	732,000	413,418
Sun Hung Kai Properties Ltd.	672,000	9,306,315
Techtronic Industries Co. Ltd.	342,000	380,135
TOTAL HONG KONG		61,695,784
India - 7.6%
Apollo Tyres Ltd.	455,823	666,957
Axis Bank Ltd.	105,300	2,286,232
Common Stocks - continued
	Shares	Value
India - continued
Canara Bank	195,600	$ 1,857,045
Deccan Chronicle Holdings Ltd. (a)	244,971	213,975
Dena Bank	289,157	396,521
Gateway Distriparks Ltd.	178,612	468,579
Grasim Industries Ltd.	30,233	1,676,999
HCL Infosystems Ltd.	344,917	323,566
Hindalco Industries Ltd.	490,281	1,451,584
Hindustan Petroleum Corp. Ltd.	186,895	1,114,047
Hindustan Unilever Ltd.	246,359	1,885,444
Housing Development Finance Corp. Ltd.	313,644	4,420,407
ICSA (India) Ltd.	186,602	118,145
Indian Overseas Bank	356,535	630,408
Jubilant Industries Ltd.	5,873	25,110
Jubilant Life Sciences Ltd.	47,794	167,180
NIIT Technologies Ltd.	29,145	123,049
Page Industries Ltd.	3,278	163,152
Piramal Healthcare Ltd.	82,535	683,416
Polaris Financial Technology Ltd.	100,624	290,807
Reliance Infrastructure Ltd.	37,973	410,943
SREI Infrastructure Finance Ltd.	799,451	527,155
Tata Consultancy Services Ltd.	274,813	6,284,929
Tata Motors Ltd. Class A	361,005	860,681
Tata Steel Ltd.	151,821	1,382,226
WABCO India Ltd.	4,634	125,735
TOTAL INDIA		28,554,292
Indonesia - 5.5%
PT Astra International Tbk	538,500	4,726,114
PT Bank Mandiri (Persero) Tbk	3,979,500	2,965,820
PT Bank Rakyat Indonesia Tbk	7,546,500	5,750,129
PT BISI International Tbk	376,500	38,111
PT Global Mediacom Tbk	4,988,500	615,934
PT Gudang Garam Tbk	228,500	1,448,780
PT Indosat Tbk	567,000	343,733
PT Sampoerna Agro Tbk	1,521,500	533,119
PT Tower Bersama Infrastructure Tbk	2,425,000	647,388
PT Unilever Indonesia Tbk	678,000	1,478,180
PT United Tractors Tbk	505,000	1,592,524
PT XL Axiata Tbk	700,500	348,693
TOTAL INDONESIA		20,488,525
Common Stocks - continued
	Shares	Value
Korea (South) - 26.2%
BS Financial Group, Inc. (a)	283,540	$ 3,218,417
Cheil Worldwide, Inc.	4,620	71,566
Chong Kun Dang Pharmaceutical Corp.	29,390	546,844
CJ CheilJedang Corp.	8,116	2,225,413
DGB Financial Group Co. Ltd. (a)	86,140	1,146,473
Dongbu Insurance Co. Ltd.	27,020	1,154,634
Doosan Co. Ltd.	13,775	1,876,294
Hana Financial Group, Inc.	102,650	3,509,199
Hynix Semiconductor, Inc.	123,140	2,943,481
Hyundai Department Store Co. Ltd.	10,063	1,639,443
Hyundai Fire & Marine Insurance Co. Ltd.	25,190	740,048
Hyundai Heavy Industries Co. Ltd.	26,570	7,368,302
Hyundai Merchant Marine Co. Ltd.	13,920	357,522
Hyundai Mobis	14,332	3,534,308
Hyundai Motor Co.	32,219	6,339,021
ICD Co. Ltd. (a)	3,854	180,474
Industrial Bank of Korea	179,820	2,025,099
KB Financial Group, Inc.	80,550	3,053,810
Kia Motors Corp.	76,460	4,594,687
Korea Electric Power Corp. (a)	89,840	2,232,709
LG Fashion Corp.	10,881	441,240
LG International Corp.	18,530	912,259
LIG Non-Life Insurance Co. Ltd.	16,970	366,363
Lotte Samkang Co. Ltd.	1,310	461,249
Lotte Shopping Co. Ltd.	3,036	1,036,537
MegaStudy Co. Ltd.	2,008	192,708
Nong Shim Co. Ltd.	1,085	228,443
Orion Corp.	1,094	666,179
POSCO	26,606	9,790,566
Samsung Electronics Co. Ltd.	23,824	23,479,028
Samsung Fire & Marine Insurance Co. Ltd.	17,340	3,357,579
Samsung Heavy Industries Ltd.	93,480	2,971,014
Shinsegae Co. Ltd.	4,864	1,195,145
SK Chemicals Co. Ltd.	15,505	891,707
SK Energy Co. Ltd.	19,602	2,966,656
Sungwoo Hitech Co. Ltd.	66,483	799,028
TOTAL KOREA (SOUTH)		98,513,445
Malaysia - 0.6%
AirAsia Bhd	528,900	617,325
Common Stocks - continued
	Shares	Value
Malaysia - continued
Genting Malaysia Bhd	970,100	$ 1,288,576
Glomac Bhd	1,104,800	303,307
TOTAL MALAYSIA		2,209,208
Mauritius - 0.4%
Golden Agri-Resources Ltd.	2,630,000	1,536,789
Papua New Guinea - 0.1%
Oil Search Ltd. ADR	46,293	324,355
Philippines - 1.4%
Banco de Oro Universal Bank	613,380	857,559
Globe Telecom, Inc.	31,510	856,090
Manila Water Co., Inc.	2,163,800	1,059,697
PUREGOLD Price Club, Inc.	436,600	199,769
Security Bank Corp.	137,240	364,544
Universal Robina Corp.	1,552,000	1,941,810
TOTAL PHILIPPINES		5,279,469
Singapore - 4.8%
Avago Technologies Ltd.	45,200	1,534,088
CapitaMall Trust	928,000	1,261,581
City Developments Ltd.	200,000	1,567,755
DBS Group Holdings Ltd.	327,000	3,522,558
First Resources Ltd.	1,087,000	1,417,244
Keppel Corp. Ltd.	603,600	5,206,551
Mapletree Industrial (REIT)	433,000	385,547
Mapletree Logistics Trust (REIT)	1,041,000	720,014
Olam International Ltd.	622,000	1,285,686
UOL Group Ltd.	253,000	925,230
Yanlord Land Group Ltd.	310,000	283,420
TOTAL SINGAPORE		18,109,674
Taiwan - 10.5%
Asia Cement Corp.	1,922,300	2,305,851
ASUSTeK Computer, Inc.	392,000	3,099,442
Chicony Electronics Co. Ltd.	594,000	1,043,690
Compal Electronics, Inc.	1,676,000	1,880,155
E.Sun Financial Holdings Co. Ltd.	6,246,568	2,933,850
EVA Airways Corp.	2,344,900	1,572,775
Formosa Plastics Corp.	1,492,000	4,345,680
HIWIN Technologies Corp.	74,000	683,866
Hon Hai Precision Industry Co. Ltd. (Foxconn)	682,900	2,199,033
Insyde Software Corp.	131,195	656,086
Common Stocks - continued
	Shares	Value
Taiwan - continued
King Slide Works Co. Ltd.	102,850	$ 521,287
Lung Yen Life Service Co. Ltd.	37,000	120,395
Taichung Commercial Bank Co. Ltd.	23,640	7,117
Taiwan Mobile Co. Ltd.	486,000	1,469,741
Taiwan Semiconductor Manufacturing Co. Ltd.	5,745,393	15,237,907
Wistron Corp.	761,100	1,141,843
Yang Ming Marine Transport Corp.	583,000	256,091
TOTAL TAIWAN		39,474,809
Thailand - 5.9%
Advanced Info Service PCL (For. Reg.)	444,100	2,163,895
Banpu PCL (For. Reg.)	161,500	3,074,702
Big C Supercenter PCL (For. Reg.)	81,900	309,206
Bumrungrad Hospital PCL (For. Reg.)	266,700	406,634
Charoen Pokphand Foods PCL (For. Reg.)	1,310,700	1,480,300
Indorama Ventures PCL (For. Reg.)	844,900	872,436
LPN Development PCL:
unit	836,000	374,973
(For. Reg.)	1,772,400	794,978
PTT Global Chemical PCL (For. Reg.) (a)	1,120,867	2,405,216
PTT PCL (For. Reg.)	272,000	2,984,188
Siam Cement PCL (For. Reg.)	165,200	2,153,624
Siam Commercial Bank PCL (For. Reg.)	603,200	2,355,186
Siam Makro PCL (For. Reg.)	155,700	1,286,196
Supalai PCL (For. Reg.)	710,700	323,358
Thai Union Frozen Products PCL (For. Reg.)	207,100	444,406
Total Access Communication PCL	263,900	554,190
Total Access Communication PCL unit	153,800	332,514
TOTAL THAILAND		22,316,002
United Kingdom - 0.6%
HSBC Holdings PLC (Hong Kong)	242,878	2,032,755
Vedanta Resources PLC	16,100	303,215
TOTAL UNITED KINGDOM		2,335,970
United States of America - 1.5%
China Natural Gas, Inc. (a)(d)	13,300	25,536
Citigroup, Inc.	27,400	841,728
Cognizant Technology Solutions Corp. Class A (a)	40,700	2,920,225
Common Stocks - continued
	Shares	Value
United States of America - continued
Freeport-McMoRan Copper & Gold, Inc.	27,000	$ 1,247,670
Zhongpin, Inc. (a)(d)	44,600	506,656
TOTAL UNITED STATES OF AMERICA		5,541,815
TOTAL COMMON STOCKS (Cost $331,198,074)		372,866,385
Money Market Funds - 0.8%

Fidelity Cash Central Fund, 0.12% (b)	2,236,750	2,236,750
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	695,550	695,550
TOTAL MONEY MARKET FUNDS (Cost $2,932,300)		2,932,300
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $334,130,374)		375,798,685
NET OTHER ASSETS (LIABILITIES) - 0.0%		66,371
NET ASSETS - 100%		$ 375,865,056
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $492,430 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 881
Fidelity Securities Lending Cash Central Fund	26,814
Total	$ 27,695
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Korea (South)	$ 98,513,445	$ 83,436,360	$ 15,077,085	$ -
Hong Kong	61,695,784	40,456,622	21,239,162	-
China	48,706,911	42,191,209	6,515,702	-
Taiwan	39,474,809	24,236,902	15,237,907	-
India	28,554,292	26,877,293	1,676,999	-
Thailand	22,316,002	22,316,002	-	-
Indonesia	20,488,525	20,488,525	-	-
Singapore	18,109,674	18,109,674	-	-
Cayman Islands	12,402,537	12,402,537	-	-
United States of America	5,541,815	5,516,279	-	25,536
Other	17,062,591	15,029,836	2,032,755	-
Money Market Funds	2,932,300	2,932,300	-	-
Total Investments in Securities:	$ 375,798,685	$ 313,993,539	$ 61,779,610	$ 25,536
Transfers from Level 2 to Level 1 during the period were $239,973,306.
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 530,170
Total Realized Gain (Loss)	(2,615,091)
Total Unrealized Gain (Loss)	2,315,439
Cost of Purchases	-
Proceeds of Sales	(204,982)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 25,536
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $334,373,807. Net unrealized appreciation aggregated $41,424,878, of which $58,664,258 related to appreciated investment securities and $17,239,380 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Europe Capital
Appreciation Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2012

1.813041.107

AEUR-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.6%
	Shares	Value
Australia - 0.4%
Fortescue Metals Group Ltd.	15,181	$ 81,387
Bailiwick of Guernsey - 0.5%
Resolution Ltd.	21,200	91,246
Bailiwick of Jersey - 3.9%
Experian PLC	17,900	242,468
Randgold Resources Ltd. sponsored ADR	1,300	148,733
Shire PLC	7,890	261,957
Wolseley PLC	3,500	121,187
TOTAL BAILIWICK OF JERSEY		774,345
Belgium - 0.0%
Anheuser-Busch InBev SA NV (strip VVPR) (a)	6,080	8
Bermuda - 0.2%
Lazard Ltd. Class A	1,700	48,824
British Virgin Islands - 0.3%
Mail.ru Group Ltd. GDR (Reg. S) (a)	2,000	66,000
Canada - 0.8%
Harry Winston Diamond Corp. (a)	3,500	40,942
Nexen, Inc.	3,300	59,138
Potash Corp. of Saskatchewan, Inc.	1,400	65,592
TOTAL CANADA		165,672
Denmark - 1.8%
Danske Bank A/S (a)	8,706	127,143
Novo Nordisk A/S Series B	1,837	218,288
TOTAL DENMARK		345,431
France - 14.1%
Accor SA	2,700	82,036
Arkema SA	1,500	121,208
Atos Origin SA	2,826	142,011
BNP Paribas SA	5,469	231,548
Christian Dior SA	700	99,064
Compagnie Generale de Geophysique SA (a)	4,700	131,540
Danone	4,100	253,034
Iliad SA	969	117,083
JC Decaux SA (a)	5,400	136,915
LVMH Moet Hennessy - Louis Vuitton SA	1,383	223,579
PPR SA	1,700	267,489
Publicis Groupe SA	3,600	181,094
Remy Cointreau SA	900	79,234
Common Stocks - continued
	Shares	Value
France - continued
Sanofi-aventis	7,268	$ 538,830
Unibail-Rodamco	900	172,806
TOTAL FRANCE		2,777,471
Germany - 6.4%
Allianz AG	2,181	239,793
BASF AG	2,193	168,601
Bayer AG	4,000	280,111
Fresenius Medical Care AG & Co. KGaA	1,800	128,679
HeidelbergCement Finance AG	2,900	142,524
SAP AG	5,074	306,760
TOTAL GERMANY		1,266,468
Ireland - 1.2%
CRH PLC	4,900	97,358
Elan Corp. PLC (a)	10,700	145,208
TOTAL IRELAND		242,566
Italy - 4.3%
ENI SpA	15,200	336,759
Fiat Industrial SpA (a)	12,900	126,375
Intesa Sanpaolo SpA	47,503	90,712
Prada SpA	36,700	175,568
Prysmian SpA	7,500	112,615
TOTAL ITALY		842,029
Luxembourg - 0.4%
Millicom International Cellular SA (depositary receipt)	900	88,981
Netherlands - 3.5%
AEGON NV (a)	25,800	125,331
ING Groep NV (Certificaten Van Aandelen) (a)	29,600	270,038
Koninklijke Philips Electronics NV	6,200	125,570
LyondellBasell Industries NV Class A	2,400	103,440
NXP Semiconductors NV (a)	3,400	72,182
TOTAL NETHERLANDS		696,561
Norway - 0.3%
Storebrand ASA (A Shares)	12,500	61,782
Spain - 3.6%
Banco Bilbao Vizcaya Argentaria SA	28,692	251,730
Grifols SA (a)	6,800	124,072
Common Stocks - continued
	Shares	Value
Spain - continued
Inditex SA	3,018	$ 263,291
Mediaset Espana Comunicacion, S.A.	11,585	67,687
TOTAL SPAIN		706,780
Sweden - 2.7%
H&M Hennes & Mauritz AB (B Shares)	6,822	223,355
Swedbank AB (A Shares)	12,805	183,924
Swedish Match Co. AB	3,400	118,415
TOTAL SWEDEN		525,694
Switzerland - 9.0%
Adecco SA (Reg.)	2,838	134,553
Nestle SA	13,715	786,163
Roche Holding AG (participation certificate)	2,673	452,544
Schindler Holding AG (participation certificate)	1,240	144,043
UBS AG (a)	18,794	256,480
TOTAL SWITZERLAND		1,773,783
United Kingdom - 36.3%
Aegis Group PLC	98,818	245,753
Antofagasta PLC	5,500	112,077
ASOS PLC (a)	2,900	78,611
Aviva PLC	25,800	142,299
Barclays PLC	68,018	228,097
Barratt Developments PLC (a)	28,100	48,360
Bellway PLC	9,300	108,021
BG Group PLC	22,173	497,961
BHP Billiton PLC	9,396	315,904
British American Tobacco PLC (United Kingdom)	8,600	396,065
British Land Co. PLC	19,996	153,976
Carphone Warehouse Group PLC	14,650	38,327
Filtrona PLC	20,800	124,239
GlaxoSmithKline PLC	16,000	355,946
HSBC Holdings PLC (United Kingdom)	45,400	379,370
Imagination Technologies Group PLC (a)	11,100	101,113
ITV PLC	67,400	79,561
Lloyds Banking Group PLC (a)	232,500	112,448
Meggitt PLC	25,200	144,166
Michael Page International PLC	15,800	96,889
Misys PLC	15,902	80,974
Next PLC	4,300	177,484
Old Mutual PLC	47,100	108,375
Persimmon PLC	10,900	90,444
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Prudential PLC	11,945	$ 132,141
Rolls-Royce Group PLC	15,486	179,506
Royal Dutch Shell PLC Class A (United Kingdom)	23,820	845,160
Standard Chartered PLC (United Kingdom)	15,244	368,537
SuperGroup PLC (a)	11,700	119,855
Ted Baker PLC	3,700	43,457
Tullow Oil PLC	6,000	131,438
Unilever PLC	9,900	319,978
Vodafone Group PLC	184,800	498,499
Xstrata PLC	17,500	296,347
TOTAL UNITED KINGDOM		7,151,378
United States of America - 4.9%
Apple, Inc. (a)	255	116,402
Beam, Inc.	1,300	68,003
Dunkin' Brands Group, Inc. (a)	100	2,765
Fluor Corp.	700	39,368
Manitowoc Co., Inc.	4,800	64,512
Mead Johnson Nutrition Co. Class A	2,100	155,589
Michael Kors Holdings Ltd.	100	3,095
Morgan Stanley	6,300	117,495
Noble Energy, Inc.	1,200	120,804
Perrigo Co.	700	66,920
salesforce.com, Inc. (a)	500	58,400
The Mosaic Co.	1,200	67,164
Visa, Inc. Class A	800	80,512
TOTAL UNITED STATES OF AMERICA		961,029
TOTAL COMMON STOCKS (Cost $18,748,092)		18,667,435
Nonconvertible Preferred Stocks - 3.3%

Germany - 3.3%
Hugo Boss AG (non-vtg.)	900	80,223
ProSiebenSat.1 Media AG	12,800	300,347
Volkswagen AG	1,500	265,547
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $542,420)		646,117
Money Market Funds - 2.1%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b) (Cost $414,323)	414,323	$ 414,323
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $19,704,835)	19,727,875
NET OTHER ASSETS (LIABILITIES) - 0.0%	(7,009)
NET ASSETS - 100%	$ 19,720,866
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 96
Fidelity Securities Lending Cash Central Fund	1,006
Total	$ 1,102
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 7,151,378	$ 3,425,471	$ 3,725,907	$ -
France	2,777,471	2,107,101	670,370	-
Germany	1,912,585	1,477,146	435,439	-
Switzerland	1,773,783	1,517,303	256,480	-
United States of America	961,029	961,029	-	-
Italy	842,029	505,270	336,759	-
Bailiwick of Jersey	774,345	512,388	261,957	-
Spain	706,780	455,050	251,730	-
Netherlands	696,561	175,622	520,939	-
Other	1,717,591	1,256,737	460,854	-
Money Market Funds	414,323	414,323	-	-
Total Investments in Securities:	$ 19,727,875	$ 12,807,440	$ 6,920,435	$ -
Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $19,947,953. Net unrealized depreciation aggregated $220,078, of which $1,242,801 related to appreciated investment securities and $1,462,879 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Global Capital
Appreciation Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2012

1.813039.107

AGLO-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Australia - 1.4%
carsales.com Ltd. (d)	205,327	$ 1,046,281
Newcrest Mining Ltd.	5,688	203,614
TOTAL AUSTRALIA		1,249,895
Austria - 0.4%
Austriamicrosystems AG	2,200	106,623
OMV AG	7,200	236,043
TOTAL AUSTRIA		342,666
Bermuda - 1.8%
Fairwood Holdings Ltd.	209,500	277,163
Invesco Ltd.	6,400	144,448
Luk Fook Holdings International Ltd.	227,000	837,136
Marvell Technology Group Ltd. (a)	17,700	274,881
Nabors Industries Ltd. (a)	2,600	48,412
TOTAL BERMUDA		1,582,040
Brazil - 2.3%
Amil Participacoes SA	3,000	30,031
Banco do Estado do Rio Grande do Sul SA	9,700	111,701
BM&F Bovespa SA	18,100	113,850
Companhia de Concessoes Rodoviarias	33,600	233,846
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	7,200	240,412
Embraer SA sponsored ADR	8,000	219,360
EZ Tec Empreendimentos e Participacoes SA	22,000	223,375
Itau Unibanco Banco Multiplo SA	5,200	104,524
Marisa Lojas SA	100	1,145
Multiplus SA	6,600	116,044
Tegma Gestao Logistica SA	15,400	233,397
Totvs SA	24,300	417,795
TOTAL BRAZIL		2,045,480
Canada - 5.1%
Barrick Gold Corp.	56,600	2,791,759
Bellhaven Copper & Gold, Inc. (a)	832,000	402,413
Canadian National Railway Co.	1,400	105,592
Canadian Natural Resources Ltd.	600	23,767
Carpathian Gold, Inc. (a)	880,000	473,897
CGI Group, Inc. Class A (sub. vtg.) (a)	5,600	113,089
Novagold Resources, Inc. (a)	20,000	207,031
Petrobank Energy & Resources Ltd. (a)	11,500	160,100
Petrominerales Ltd.	144	3,006
Common Stocks - continued
	Shares	Value
Canada - continued
PHX Energy Services Corp. (d)	10,100	$ 100,018
SunOpta, Inc. (a)	7,500	36,600
Talisman Energy, Inc.	8,700	103,940
TOTAL CANADA		4,521,212
Cayman Islands - 1.5%
Biostime International Holdings Ltd.	109,000	206,327
Daphne International Holdings Ltd.	210,000	270,784
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	18,800	209,620
Shenguan Holdings Group Ltd.	422,000	239,969
Shenzhou International Group Holdings Ltd.	297,000	423,561
SITC International Holdings Co. Ltd.	78,000	20,115
TOTAL CAYMAN ISLANDS		1,370,376
Denmark - 0.1%
Carlsberg A/S Series B	1,100	83,535
France - 4.6%
1000mercis	2,100	115,224
Arkema SA	2,800	226,254
BNP Paribas SA	5,000	211,692
Edenred	4,500	109,240
Maisons France Confort	28,700	831,470
Safran SA	7,100	221,203
Sanofi-aventis sponsored ADR	49,900	1,852,787
Ubisoft Entertainment SA (a)	61,087	477,794
TOTAL FRANCE		4,045,664
Hong Kong - 0.7%
AIA Group Ltd.	175,600	586,447
India - 16.0%
Cipla Ltd.	14,696	103,954
CRISIL Ltd.	12,790	233,457
eClerx	73,305	1,065,413
FDC Ltd.	176,586	292,081
Hawkins Cookers Ltd.	4,185	114,693
ICRA Ltd.	26,174	499,534
Indoco Remedies Ltd.	160,210	1,380,139
INFO Edge India Ltd.	163,250	2,060,283
Ipca Laboratories Ltd.	22,000	132,604
Jubilant Foodworks Ltd. (a)	171,770	3,273,742
Jyothy Laboratories Ltd.	1,838	6,090
Opto Circuits India Ltd.	370,060	1,774,255
Common Stocks - continued
	Shares	Value
India - continued
Page Industries Ltd.	1,194	$ 59,428
Prakash Industries Ltd.	58,881	58,031
Sobha Developers Ltd.	244,313	1,288,299
Sun TV Ltd.	295,570	1,820,936
TOTAL INDIA		14,162,939
Ireland - 1.0%
Jazz Pharmaceuticals PLC (a)	3,900	181,350
Paddy Power PLC (Ireland)	4,200	232,810
Trinity Biotech PLC sponsored ADR	46,441	485,773
TOTAL IRELAND		899,933
Israel - 0.3%
NICE Systems Ltd. sponsored ADR (a)	6,300	226,548
Italy - 0.3%
ENI SpA	10,100	223,767
Japan - 6.2%
CyberAgent, Inc.	67	195,999
Kakaku.com, Inc.	54,800	1,775,626
Kenedix, Inc. (a)	149	19,702
MEGANE TOP CO. LTD.	14,700	169,311
Proto Corp.	61,500	2,012,889
So-net M3, Inc.	64	276,637
Start Today Co. Ltd.	14,300	279,134
Sumitomo Mitsui Financial Group, Inc.	7,600	243,018
Tsutsumi Jewelry Co. Ltd.	22,000	525,541
TOTAL JAPAN		5,497,857
Korea (South) - 1.0%
MegaStudy Co. Ltd.	4,311	413,728
Orion Corp.	248	151,017
Woongjin Coway Co. Ltd.	9,260	335,112
TOTAL KOREA (SOUTH)		899,857
Luxembourg - 1.0%
GlobeOp Financial Services SA	164,502	920,356
Netherlands - 1.6%
Gemalto NV	9,027	484,436
ING Groep NV (Certificaten Van Aandelen) (a)	11,600	105,826
LyondellBasell Industries NV Class A	5,600	241,360
Common Stocks - continued
	Shares	Value
Netherlands - continued
Randstad Holding NV	4,947	$ 168,684
Unilever NV (Certificaten Van Aandelen) (Bearer)	13,800	459,856
TOTAL NETHERLANDS		1,460,162
Norway - 0.3%
Schibsted ASA (B Shares)	9,100	259,628
Panama - 2.3%
Copa Holdings SA Class A	30,402	2,071,592
Poland - 0.2%
Eurocash SA	21,100	196,107
Russia - 3.0%
Gazprom OAO sponsored ADR (Reg. S)	18,700	226,270
Mobile TeleSystems OJSC sponsored ADR	13,500	226,260
Pharmstandard OJSC (a)	28,233	1,595,317
Vozrozhdenie Bank	25,000	578,219
TOTAL RUSSIA		2,626,066
Singapore - 0.1%
Breadtalk Group Ltd.	209,000	93,048
South Africa - 0.2%
Super Group Ltd. (a)	151,800	222,910
Sweden - 0.9%
EnergyO Solutions AB (a)	81,207	274,590
Intrum Justitia AB	14,200	223,897
Swedol AB	72,300	306,122
TOTAL SWEDEN		804,609
Taiwan - 0.0%
E Ink Holdings, Inc.	4,000	5,677
Turkey - 0.3%
Turkiye Halk Bankasi A/S	37,000	243,627
United Kingdom - 5.1%
Aberdeen Asset Management PLC	66,400	250,000
Ascent Resources PLC (a)	1,846,200	93,108
Ashtead Group PLC	15,400	57,084
G4S PLC (United Kingdom)	53,700	228,081
GlaxoSmithKline PLC	20,300	451,606
Kingfisher PLC	57,700	232,521
Microgen PLC	40,200	92,815
Moneysupermarket.com Group PLC	125,900	228,975
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Royal Dutch Shell PLC:
Class A sponsored ADR (d)	727	$ 51,879
Class B sponsored ADR	23,800	1,745,492
Royalblue Group PLC	17,400	454,938
Shanks Group PLC	80,400	124,683
Speedy Hire PLC	411,500	175,101
Vodafone Group PLC sponsored ADR	8,300	224,847
Volex PLC	27,100	108,482
TOTAL UNITED KINGDOM		4,519,612
United States of America - 41.3%
ACI Worldwide, Inc. (a)	2,400	72,912
Actuant Corp. Class A	4,400	111,540
Advance Auto Parts, Inc.	22,400	1,716,736
Aetna, Inc.	5,200	227,240
Albemarle Corp.	3,700	237,947
Allscripts-Misys Healthcare Solutions, Inc. (a)	14,800	282,976
Apache Corp.	23,600	2,333,568
Apple, Inc. (a)	3,100	1,415,088
Applied Materials, Inc.	62,200	763,816
Arrow Electronics, Inc. (a)	1,300	53,677
Bed Bath & Beyond, Inc. (a)	1,700	103,190
Biogen Idec, Inc. (a)	1,900	224,048
Brocade Communications Systems, Inc. (a)	19,100	107,151
Centene Corp. (a)	5,200	235,040
CF Industries Holdings, Inc.	2,500	443,450
CME Group, Inc.	300	71,853
Computer Task Group, Inc. (a)	153,800	2,219,334
Con-way, Inc.	1,800	57,132
Corning, Inc.	233,000	2,998,710
Cymer, Inc. (a)	1,600	79,664
Discover Financial Services	50,000	1,359,000
eBay, Inc. (a)	36,450	1,151,820
EnerNOC, Inc. (a)	3,259	29,820
Entegris, Inc. (a)	29,600	283,568
Equifax, Inc.	2,700	105,219
General Electric Co.	5,600	104,776
Genomic Health, Inc. (a)	4,980	138,195
Global Payments, Inc.	2,200	110,044
Google, Inc. Class A (a)	4,600	2,668,506
H.B. Fuller Co.	900	25,758
Hasbro, Inc.	2,600	90,766
Common Stocks - continued
	Shares	Value
United States of America - continued
Health Net, Inc. (a)	6,300	$ 237,762
Hess Corp.	33,400	1,880,420
Humana, Inc.	2,600	231,452
Impax Laboratories, Inc. (a)	3,900	73,593
Infinity Pharmaceuticals, Inc. (a)(d)	4,400	26,752
InfoSpace, Inc. (a)	8,800	108,328
Intuit, Inc.	11,500	649,060
Jabil Circuit, Inc.	4,700	106,502
Kennametal, Inc.	5,100	219,861
Marathon Oil Corp.	11,000	345,290
MasterCard, Inc. Class A	11,600	4,124,611
McKesson Corp.	3,300	269,676
Motorola Solutions, Inc.	4,900	227,409
Nanosphere, Inc. (a)	295,370	552,342
NeuStar, Inc. Class A (a)	5,900	215,409
Noble Energy, Inc.	2,100	211,407
Norfolk Southern Corp.	1,400	101,080
NVE Corp. (a)	221	12,053
Parametric Technology Corp. (a)	8,700	218,979
Pioneer Natural Resources Co.	2,500	248,250
QEP Resources, Inc.	42,700	1,222,928
Ross Stores, Inc.	6,700	340,494
rue21, Inc. (a)	1,500	36,315
Safeway, Inc.	21,000	461,580
SanDisk Corp. (a)	3,400	155,992
Smart Balance, Inc. (a)	133,300	706,490
Solera Holdings, Inc.	5,300	253,181
Synopsys, Inc. (a)	3,700	107,966
Synta Pharmaceuticals Corp. (a)	37,667	174,398
TD Ameritrade Holding Corp.	2,800	45,108
The Walt Disney Co.	33,000	1,283,700
Time Warner, Inc.	2,900	107,474
Towers Watson & Co.	3,700	221,260
TripAdvisor, Inc. (a)	7,300	240,243
UnitedHealth Group, Inc.	4,400	227,876
Viacom, Inc. Class B (non-vtg.)	4,600	216,384
ViroPharma, Inc. (a)	3,550	105,755
Visa, Inc. Class A	2,200	221,408
Weight Watchers International, Inc.	3,200	243,616
Common Stocks - continued
	Shares	Value
United States of America - continued
Wesco Aircraft Holdings, Inc. (a)	16,300	$ 228,037
Zoltek Companies, Inc. (a)(d)	17,705	153,856
TOTAL UNITED STATES OF AMERICA		36,636,841
TOTAL COMMON STOCKS (Cost $93,613,096)		87,798,451
Nonconvertible Preferred Stocks - 0.1%

Germany - 0.1%
Volkswagen AG (Cost $107,570)	600	106,219
Money Market Funds - 4.4%

Fidelity Cash Central Fund, 0.12% (b)	2,821,186	2,821,186
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	1,082,800	1,082,800
TOTAL MONEY MARKET FUNDS (Cost $3,903,986)		3,903,986
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $97,624,652)		91,808,656
NET OTHER ASSETS (LIABILITIES) - (3.5)%		(3,111,446)
NET ASSETS - 100%		$ 88,697,210
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 695
Fidelity Securities Lending Cash Central Fund	3,467
Total	$ 4,162
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United States of America	$ 36,636,841	$ 36,636,841	$ -	$ -
India	14,162,939	14,162,939	-	-
Japan	5,497,857	5,254,839	243,018	-
Canada	4,521,212	4,521,212	-	-
United Kingdom	4,519,612	4,068,006	451,606	-
France	4,045,664	4,045,664	-	-
Russia	2,626,066	2,626,066	-	-
Panama	2,071,592	2,071,592	-	-
Brazil	2,045,480	2,045,480	-	-
Other	11,777,407	10,987,958	789,449	-
Money Market Funds	3,903,986	3,903,986	-	-
Total Investments in Securities:	$ 91,808,656	$ 90,324,583	$ 1,484,073	$ -
Transfers from Level 2 to Level 1 during the period were $37,251,739.
Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $97,813,657. Net unrealized depreciation aggregated $6,005,001, of which $6,656,862 related to appreciated investment securities and $12,661,863 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® International
Capital Appreciation Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2012

1.813045.107

AICAP-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
Australia - 1.1%
Atlas Iron Ltd.	186,839	$ 614,880
Fortescue Metals Group Ltd.	128,085	686,674
TOTAL AUSTRALIA		1,301,554
Belgium - 1.3%
Anheuser-Busch InBev SA NV	15,980	971,528
Umicore SA	13,439	624,794
TOTAL BELGIUM		1,596,322
Bermuda - 1.0%
Credicorp Ltd. (NY Shares)	5,600	636,496
Petra Diamonds Ltd. (a)	303,962	617,967
TOTAL BERMUDA		1,254,463
Brazil - 4.5%
BR Malls Participacoes SA	57,400	626,498
Brasil Foods SA sponsored ADR (d)	34,100	683,023
Cia.Hering SA	27,000	649,038
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	20,800	756,912
Iguatemi Empresa de Shopping Centers SA	28,100	598,444
Itau Unibanco Banco Multiplo SA sponsored ADR	48,500	968,060
Multiplan Empreendimentos Imobiliarios SA	27,400	627,289
Souza Cruz Industria e Comerico	46,600	606,504
TOTAL BRAZIL		5,515,768
Canada - 2.0%
Canadian National Railway Co.	11,400	859,818
First Quantum Minerals Ltd.	28,200	617,574
Potash Corp. of Saskatchewan, Inc.	20,100	941,708
TOTAL CANADA		2,419,100
Cayman Islands - 3.5%
Baidu.com, Inc. sponsored ADR (a)	4,500	573,840
Belle International Holdings Ltd.	429,000	696,999
Golden Eagle Retail Group Ltd. (H Shares)	268,000	614,428
Hengdeli Holdings Ltd.	1,604,000	616,346
Intime Department Store Group Co. Ltd.	533,500	648,022
Kingdee International Software Group Co. Ltd.	1,962,000	584,407
SINA Corp. (a)(d)	9,054	636,225
TOTAL CAYMAN ISLANDS		4,370,267
Common Stocks - continued
	Shares	Value
Chile - 0.5%
Banco Santander Chile sponsored ADR	7,500	$ 611,250
Curacao - 0.5%
Schlumberger Ltd.	7,500	563,775
Denmark - 0.8%
Novo Nordisk A/S Series B sponsored ADR	8,300	989,194
Finland - 1.0%
Kone Oyj (B Shares)	11,000	598,806
Nokian Tyres PLC	16,914	604,170
TOTAL FINLAND		1,202,976
France - 7.7%
Air Liquide SA	6,800	855,786
Atos Origin SA	11,248	565,228
BNP Paribas SA	22,904	969,717
Casino Guichard Perrachon SA	6,684	594,479
Christian Dior SA	4,740	670,806
Danone	13,900	857,847
Edenred	23,600	572,903
LVMH Moet Hennessy - Louis Vuitton SA	5,868	948,636
Pernod Ricard SA	7,000	671,933
PPR SA	4,100	645,120
Remy Cointreau SA	6,900	607,463
Schneider Electric SA	13,739	853,212
Technip SA	6,700	628,501
TOTAL FRANCE		9,441,631
Germany - 4.5%
BASF AG	15,235	1,171,287
Bayerische Motoren Werke AG (BMW)	9,660	826,189
Delticom AG	6,308	630,012
Henkel AG & Co. KGaA	13,300	690,959
SAP AG	16,843	1,018,280
Siemens AG sponsored ADR	12,700	1,197,483
TOTAL GERMANY		5,534,210
India - 4.8%
Asian Paints India Ltd.	11,208	678,003
Bajaj Auto Ltd.	20,251	654,911
HDFC Bank Ltd.	73,999	731,319
ITC Ltd.	146,748	604,448
Jubilant Foodworks Ltd. (a)	33,615	640,664
Larsen & Toubro Ltd.	24,172	639,900
Common Stocks - continued
	Shares	Value
India - continued
Smithkline Beecham Consumer Healthcare Ltd.	11,869	$ 617,229
Tata Motors Ltd.	148,177	729,438
Titan Industries Ltd.	160,041	656,131
TOTAL INDIA		5,952,043
Indonesia - 3.9%
PT ACE Hardware Indonesia Tbk	1,454,000	671,203
PT Astra International Tbk	80,500	706,504
PT Bank Rakyat Indonesia Tbk	823,500	627,474
PT Global Mediacom Tbk	5,287,500	652,852
PT Gudang Garam Tbk	83,500	529,423
PT Kalbe Farma Tbk	1,324,500	519,341
PT Mitra Adiperkasa Tbk	891,500	565,246
PT Modern Internasional Tbk	1,682,500	575,495
TOTAL INDONESIA		4,847,538
Ireland - 1.0%
Accenture PLC Class A	10,600	607,804
Kenmare Resources PLC (a)	784,515	590,379
TOTAL IRELAND		1,198,183
Israel - 0.5%
Check Point Software Technologies Ltd. (a)	10,800	607,932
Italy - 2.0%
Prada SpA	124,500	595,590
Saipem SpA	14,375	672,728
Salvatore Ferragamo Italia SpA (a)	37,600	630,966
Tod's SpA	6,881	617,400
TOTAL ITALY		2,516,684
Japan - 8.7%
Canon, Inc. sponsored ADR (d)	21,006	900,107
Fanuc Corp.	5,300	890,634
Fast Retailing Co. Ltd.	3,400	675,718
Japan Tobacco, Inc.	144	708,383
Keyence Corp.	2,500	622,786
Komatsu Ltd.	28,300	797,805
Makita Corp.	17,700	668,017
Mitsubishi Corp.	37,900	864,595
Mitsui & Co. Ltd.	49,400	838,562
Nabtesco Corp.	30,900	656,671
Rakuten, Inc.	594	599,221
Common Stocks - continued
	Shares	Value
Japan - continued
SMC Corp.	4,200	$ 728,926
Sysmex Corp.	17,000	561,091
THK Co. Ltd.	29,100	625,289
Unicharm Corp.	12,200	640,968
TOTAL JAPAN		10,778,773
Korea (South) - 0.7%
Hyundai Department Store Co. Ltd.	115	18,736
Hyundai Motor Co.	4,182	822,800
TOTAL KOREA (SOUTH)		841,536
Malaysia - 0.4%
Parkson Holdings Bhd	299,100	555,619
Mexico - 0.5%
Grupo Mexico SA de CV Series B	195,400	622,192
Netherlands - 1.2%
ING Groep NV sponsored ADR (a)(d)	96,294	877,238
LyondellBasell Industries NV Class A	14,500	624,950
TOTAL NETHERLANDS		1,502,188
Nigeria - 0.9%
Guaranty Trust Bank PLC GDR (Reg. S)	116,031	545,346
Guinness Nigeria PLC	397,505	567,336
TOTAL NIGERIA		1,112,682
Portugal - 0.4%
Jeronimo Martins SGPS SA (a)	33,000	550,967
Russia - 1.7%
Magnit OJSC GDR (Reg. S)	25,495	654,967
Sberbank (Savings Bank of the Russian Federation)	264,200	787,319
TNK-BP Holding (a)	236,800	681,603
TOTAL RUSSIA		2,123,889
South Africa - 1.6%
Mr Price Group Ltd.	55,100	607,892
Naspers Ltd. Class N	15,000	751,708
Shoprite Holdings Ltd.	36,200	602,052
TOTAL SOUTH AFRICA		1,961,652
Spain - 0.6%
Inditex SA	7,945	693,124
Common Stocks - continued
	Shares	Value
Sweden - 1.1%
Atlas Copco AB (A Shares)	33,700	$ 801,131
Swedish Match Co. AB	16,800	585,110
TOTAL SWEDEN		1,386,241
Switzerland - 4.3%
Compagnie Financiere Richemont SA Series A	14,890	842,998
Dufry AG (a)	5,540	629,101
Nestle SA	36,384	2,085,581
Swatch Group AG (Bearer)	1,680	707,964
UBS AG (NY Shares) (a)	73,600	1,000,224
TOTAL SWITZERLAND		5,265,868
Thailand - 1.0%
C.P. Seven Eleven PCL (For. Reg.)	352,000	664,472
Siam Makro PCL (For. Reg.)	63,800	527,035
TOTAL THAILAND		1,191,507
Turkey - 0.5%
Turkiye Garanti Bankasi A/S	185,000	668,411
United Kingdom - 16.3%
Anglo American PLC (United Kingdom)	25,700	1,062,804
Antofagasta PLC	30,700	625,595
Barclays PLC sponsored ADR (d)	71,000	960,630
BG Group PLC	51,997	1,167,749
BHP Billiton PLC ADR	31,800	2,141,094
British American Tobacco PLC (United Kingdom)	38,100	1,754,659
Burberry Group PLC	31,100	657,763
Diageo PLC sponsored ADR	11,300	1,001,067
Imperial Tobacco Group PLC	24,349	871,090
Johnson Matthey PLC	19,500	630,313
Meggitt PLC	109,700	627,581
Reckitt Benckiser Group PLC	15,500	824,689
Rolls-Royce Group PLC	59,600	690,852
Royal Dutch Shell PLC Class B	64,489	2,357,182
SABMiller PLC	22,900	869,057
Standard Chartered PLC (United Kingdom)	44,159	1,067,581
The Weir Group PLC	19,700	606,973
Unilever PLC	41,000	1,325,161
Xstrata PLC	51,777	876,798
TOTAL UNITED KINGDOM		20,118,638
Common Stocks - continued
	Shares	Value
United States of America - 16.1%
Acme Packet, Inc. (a)	19,200	$ 561,216
Allergan, Inc.	6,300	553,833
Apple, Inc. (a)	1,180	538,646
Caterpillar, Inc.	4,900	534,688
CF Industries Holdings, Inc.	3,240	574,711
Citrix Systems, Inc. (a)	8,300	541,243
Coach, Inc.	8,400	588,420
Cummins, Inc.	5,400	561,600
EMC Corp. (a)	23,300	600,208
Freeport-McMoRan Copper & Gold, Inc.	12,860	594,261
Google, Inc. Class A (a)	920	533,701
Halliburton Co.	15,400	566,412
Joy Global, Inc.	6,400	580,416
JPMorgan Chase & Co.	15,495	577,964
Las Vegas Sands Corp.	11,640	571,640
Lorillard, Inc.	4,600	493,994
MasterCard, Inc. Class A	1,460	519,132
Mead Johnson Nutrition Co. Class A	7,800	577,902
National Oilwell Varco, Inc.	7,200	532,656
NIKE, Inc. Class B	5,300	551,147
Oracle Corp.	19,500	549,900
Perrigo Co.	5,500	525,800
Philip Morris International, Inc.	13,200	986,964
Rackspace Hosting, Inc. (a)	12,417	539,022
salesforce.com, Inc. (a)	4,900	572,320
The Coca-Cola Co.	7,600	513,228
The Mosaic Co.	10,284	575,595
Tiffany & Co., Inc.	9,275	591,745
TJX Companies, Inc.	8,500	579,190
Union Pacific Corp.	4,500	514,395
United Technologies Corp.	7,022	550,174
Visa, Inc. Class A	5,400	543,456
Wells Fargo & Co.	18,840	550,316
Yahoo!, Inc. (a)	34,800	538,356
Yum! Brands, Inc.	9,100	576,303
TOTAL UNITED STATES OF AMERICA		19,860,554
TOTAL COMMON STOCKS (Cost $112,698,912)		119,156,731
Preferred Stocks - 2.2%
	Shares	Value
Convertible Preferred Stocks - 0.5%
United States of America - 0.5%
Citigroup, Inc. 7.50%	6,600	$ 611,556
Nonconvertible Preferred Stocks - 1.7%
Germany - 1.2%
Hugo Boss AG (non-vtg.)	7,100	632,871
Volkswagen AG	4,500	796,640
TOTAL GERMANY		1,429,511
Italy - 0.5%
Fiat Industrial SpA (a)	87,867	624,621
TOTAL NONCONVERTIBLE PREFERRED STOCKS		2,054,132
TOTAL PREFERRED STOCKS (Cost $2,647,283)		2,665,688
Money Market Funds - 1.7%

Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c) (Cost $2,116,450)	2,116,450	2,116,450
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $117,462,645)		123,938,869
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(556,544)
NET ASSETS - 100%		$ 123,382,325
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 145
Fidelity Securities Lending Cash Central Fund	5,187
Total	$ 5,332
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United States of America	$ 20,472,110	$ 20,472,110	$ -	$ -
United Kingdom	20,118,638	14,681,636	5,437,002	-
Japan	10,778,773	10,778,773	-	-
France	9,441,631	9,441,631	-	-
Germany	6,963,721	5,945,441	1,018,280	-
India	5,952,043	5,220,724	731,319	-
Brazil	5,515,768	5,515,768	-	-
Switzerland	5,265,868	5,265,868	-	-
Indonesia	4,847,538	4,847,538	-	-
Other	32,466,329	31,494,801	971,528	-
Money Market Funds	2,116,450	2,116,450	-	-
Total Investments in Securities:	$ 123,938,869	$ 115,780,740	$ 8,158,129	$ -
Transfers from Level 2 to Level 1 during the period were $22,405,229.
Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $118,910,568. Net unrealized appreciation aggregated $5,028,301, of which $11,897,500 related to appreciated investment securities and $6,869,199 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Overseas Fund Class A
Class T
Class B
Class C
Institutional Class

January 31, 2012

1.813050.107

OS-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value (000s)
Australia - 2.8%
BHP Billiton Ltd.	211,768	$ 8,387
Fortescue Metals Group Ltd.	208,017	1,115
Macquarie Group Ltd.	52,488	1,421
Newcrest Mining Ltd.	108,586	3,887
Westfield Group unit	344,639	3,110
TOTAL AUSTRALIA		17,920
Bailiwick of Jersey - 0.6%
Wolseley PLC	19,500	675
WPP PLC	280,386	3,294
TOTAL BAILIWICK OF JERSEY		3,969
Belgium - 0.4%
Ageas	410,900	854
Hamon & Compagnie International SA	60,300	1,459
TOTAL BELGIUM		2,313
Bermuda - 1.9%
Clear Media Ltd. (a)	1,278,000	541
Li & Fung Ltd.	2,148,000	4,697
Oriental Watch Holdings Ltd.	6,012,000	2,713
Petra Diamonds Ltd. (a)	379,200	771
Signet Jewelers Ltd.	82,600	3,765
TOTAL BERMUDA		12,487
Brazil - 0.1%
Drogasil SA	47,700	396
Marisa Lojas SA	44,000	504
TOTAL BRAZIL		900
British Virgin Islands - 0.6%
Gem Diamonds Ltd. (a)	261,700	866
Mail.ru Group Ltd.:
GDR (a)(e)	4,200	139
GDR (Reg. S) (a)	94,000	3,102
TOTAL BRITISH VIRGIN ISLANDS		4,107
Canada - 1.5%
Barrick Gold Corp.	18,200	898
Potash Corp. of Saskatchewan, Inc.	86,900	4,071
Common Stocks - continued
	Shares	Value (000s)
Canada - continued
Suncor Energy, Inc.	102,800	$ 3,541
Yamana Gold, Inc.	60,500	1,047
TOTAL CANADA		9,557
Cayman Islands - 5.0%
Baidu.com, Inc. sponsored ADR (a)	46,500	5,930
Biostime International Holdings Ltd.	59,500	113
E-Commerce China Dangdang, Inc. ADR (a)(d)	38,000	279
Hengdeli Holdings Ltd.	25,890,000	9,948
Home Inns & Hotels Management, Inc. sponsored ADR (a)	32,200	950
Natural Beauty Bio-Technology Ltd.	6,200,000	959
Noah Holdings Ltd. sponsored ADR (a)	69,800	448
Perfect World Co. Ltd. sponsored ADR Class B (a)	280,900	3,011
Renren, Inc. ADR (d)	15,000	83
Shenguan Holdings Group Ltd.	2,022,000	1,150
SINA Corp. (a)	8,800	618
Tencent Holdings Ltd.	341,600	8,356
YouKu.com, Inc. ADR (a)	31,800	680
TOTAL CAYMAN ISLANDS		32,525
Denmark - 2.7%
Carlsberg A/S Series B	24,900	1,891
Danske Bank A/S (a)	51,111	746
Novo Nordisk A/S:
Series B	19,863	2,360
Series B sponsored ADR	103,000	12,276
TOTAL DENMARK		17,273
France - 12.9%
Accor SA	110,100	3,345
Alstom SA	186,463	7,107
Atos Origin SA	37,421	1,880
AXA SA	33,258	505
AXA SA sponsored ADR	71,000	1,083
Beneteau SA	58,200	622
BNP Paribas SA	67,722	2,867
Club Mediterranee SA (a)	53,000	1,060
Compagnie Generale de Geophysique SA (a)	96,000	2,687
Credit Agricole SA	65,774	405
Danone	128,222	7,913
Gameloft (a)	239,900	1,666
GDF Suez	94,700	2,570
Iliad SA	18,000	2,175
Common Stocks - continued
	Shares	Value (000s)
France - continued
Ingenico SA	57,760	$ 2,424
Ipsos SA	63,360	2,022
Lafarge SA (Bearer)	44,500	1,813
LVMH Moet Hennessy - Louis Vuitton	81,400	13,159
Pernod Ricard SA	72,700	6,979
PPR SA	7,200	1,133
Safran SA	52,800	1,645
Sanofi-aventis	34,620	2,567
Sanofi-aventis sponsored ADR	206,200	7,656
Societe Generale Series A	46,013	1,226
Total SA	94,200	4,992
Total SA sponsored ADR	19,400	1,028
Vivendi	65,063	1,362
TOTAL FRANCE		83,891
Germany - 9.4%
adidas AG	113,600	8,184
Allianz AG	38,576	4,241
Bayer AG	58,540	4,099
Bayerische Motoren Werke AG (BMW)	25,448	2,176
Beiersdorf AG	27,100	1,627
Commerzbank AG (a)(d)	235,000	562
Deutsche Bank AG	66,500	2,833
Deutsche Boerse AG	62,469	3,677
Deutsche Post AG	136,635	2,270
E.ON AG	111,121	2,376
HeidelbergCement Finance AG	57,800	2,841
Hugo Boss AG	44,400	3,768
K&S AG	23,400	1,116
Linde AG	13,429	2,131
Munich Re Group	13,555	1,766
Puma AG	25,923	8,107
SAP AG	122,957	7,434
SAP AG sponsored ADR	19,900	1,204
Tom Tailor Holding AG (a)	28,200	457
TOTAL GERMANY		60,869
Hong Kong - 1.8%
AIA Group Ltd.	780,200	2,606
Cheung Kong Holdings Ltd.	74,000	996
China Unicom Ltd. sponsored ADR	116,500	2,152
Henderson Land Development Co. Ltd.	222,334	1,207
Common Stocks - continued
	Shares	Value (000s)
Hong Kong - continued
Hutchison Whampoa Ltd.	138,000	$ 1,312
Sun Hung Kai Properties Ltd.	107,000	1,482
Television Broadcasts Ltd.	370,000	2,154
TOTAL HONG KONG		11,909
Ireland - 3.4%
CRH PLC	419,098	8,327
Kingspan Group PLC (United Kingdom)	543,400	5,085
Paddy Power PLC (Ireland)	159,000	8,814
TOTAL IRELAND		22,226
Israel - 0.1%
Israel Chemicals Ltd.	64,100	671
Italy - 2.4%
Assicurazioni Generali SpA	97,900	1,528
ENI SpA	96,700	2,142
ENI SpA sponsored ADR	22,300	992
Intesa Sanpaolo SpA	689,255	1,316
Prada SpA	218,600	1,046
Saipem SpA	138,961	6,503
UniCredit SpA	384,487	1,906
TOTAL ITALY		15,433
Japan - 15.1%
Aozora Bank Ltd.	687,000	1,911
Calbee, Inc.	26,800	1,308
Canon, Inc.	90,500	3,884
CyberAgent, Inc.	371	1,085
Dai-ichi Mutual Life Insurance Co.	1,169	1,227
DeNA Co. Ltd.	37,700	954
Denso Corp.	53,900	1,602
eAccess Ltd.	2,580	587
Fanuc Corp.	18,600	3,126
Fuji Media Holdings, Inc.	1,029	1,590
GREE, Inc.	53,600	1,547
Honda Motor Co. Ltd.	133,300	4,600
Japan Tobacco, Inc.	290	1,427
JFE Holdings, Inc.	72,700	1,297
Kakaku.com, Inc.	50,400	1,633
KDDI Corp.	562	3,561
Keyence Corp.	14,000	3,488
Mitsubishi Corp.	152,100	3,470
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Mitsubishi Estate Co. Ltd.	89,000	$ 1,421
Mitsubishi UFJ Financial Group, Inc.	1,320,700	6,101
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	233,500	1,072
Mitsui & Co. Ltd.	241,200	4,094
MS&AD Insurance Group Holdings, Inc.	79,900	1,638
NKSJ Holdings, Inc.	45,000	979
Nomura Holdings, Inc.	253,300	934
ORIX Corp.	30,420	2,845
Rakuten, Inc.	12,775	12,887
SOFTBANK CORP.	159,700	4,448
Start Today Co. Ltd. (d)	162,400	3,170
Sumitomo Mitsui Financial Group, Inc.	138,000	4,413
Tokio Marine Holdings, Inc.	71,800	1,798
Tokyo Electron Ltd.	18,900	1,076
Toshiba Corp.	456,000	1,932
Toyota Motor Corp.	209,100	7,711
Toyota Motor Corp. sponsored ADR	17,600	1,293
Yahoo! Japan Corp.	5,164	1,577
TOTAL JAPAN		97,686
Korea (South) - 0.6%
Samsung Electronics Co. Ltd.	4,015	3,957
Luxembourg - 0.2%
ArcelorMittal SA Class A unit	54,200	1,112
Netherlands - 1.8%
AEGON NV (a)	212,400	1,032
ASML Holding NV	24,100	1,036
Gemalto NV	23,756	1,275
ING Groep NV:
(Certificaten Van Aandelen) (a)	185,110	1,689
sponsored ADR (a)	79,100	721
Koninklijke Philips Electronics NV	202,806	4,107
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	81,000	1,641
TOTAL NETHERLANDS		11,501
Nigeria - 0.1%
Guinness Nigeria PLC	233,614	333
Nigerian Breweries PLC	1,015,224	582
TOTAL NIGERIA		915
Common Stocks - continued
	Shares	Value (000s)
Norway - 1.0%
Aker Solutions ASA	236,700	$ 2,903
DnB NOR ASA	131,200	1,384
StatoilHydro ASA	12,300	310
StatoilHydro ASA sponsored ADR (d)	71,500	1,806
TOTAL NORWAY		6,403
Singapore - 0.3%
United Overseas Bank Ltd.	125,627	1,732
South Africa - 0.2%
City Lodge Hotels Ltd.	32,800	324
Impala Platinum Holdings Ltd.	31,500	692
TOTAL SOUTH AFRICA		1,016
Spain - 1.8%
Banco Bilbao Vizcaya Argentaria SA	250,247	2,196
Banco Santander SA	10,814	84
Banco Santander SA (Spain)	497,455	3,884
EDP Renovaveis SA (a)	451,605	2,599
Iberdrola SA	232,500	1,369
Telefonica SA	102,662	1,792
TOTAL SPAIN		11,924
Sweden - 0.9%
Nordea Bank AB	218,400	1,829
Swedbank AB (A Shares)	59,512	855
Swedish Match Co. AB	85,800	2,988
TOTAL SWEDEN		5,672
Switzerland - 7.9%
Adecco SA (Reg.)	169,362	8,030
Compagnie Financiere Richemont SA Series A	196,788	11,141
Credit Suisse Group	50,181	1,306
Credit Suisse Group sponsored ADR	31,800	828
Roche Holding AG (participation certificate)	37,160	6,291
Sika AG (Bearer)	1,180	2,436
Swatch Group AG (Bearer)	21,220	8,942
Swiss Re Ltd.	27,990	1,519
Syngenta AG (Switzerland)	16,570	5,033
UBS AG (a)	190,028	2,593
UBS AG (NY Shares) (a)	68,377	929
Zurich Financial Services AG	8,097	1,945
TOTAL SWITZERLAND		50,993
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - 19.4%
Anglo American PLC:
ADR	89,346	$ 1,849
(United Kingdom)	137,059	5,668
ARM Holdings PLC	135,900	1,308
Aviva PLC	334,000	1,842
Barclays PLC	1,334,884	4,477
Barclays PLC sponsored ADR	88,800	1,201
BG Group PLC	344,618	7,739
BHP Billiton PLC	192,986	6,488
BP PLC sponsored ADR	133,066	6,109
Diageo PLC	432,597	9,576
Hays PLC	4,575,600	5,145
HSBC Holdings PLC sponsored ADR	265,833	11,120
Imperial Tobacco Group PLC	275,806	9,867
Intertek Group PLC	85,300	2,839
Johnson Matthey PLC	58,354	1,886
Legal & General Group PLC	813,369	1,479
Lloyds Banking Group PLC (a)	2,686,399	1,299
M&C Saatchi	887,505	1,825
Prudential PLC	125,264	1,386
Reckitt Benckiser Group PLC	120,800	6,427
Rio Tinto PLC	125,232	7,545
Rio Tinto PLC sponsored ADR	55,800	3,374
Rolls-Royce Group PLC	164,274	1,904
Royal Bank of Scotland Group PLC (a)	1,200,800	504
Royal Dutch Shell PLC Class B	89,671	3,278
Standard Chartered PLC (United Kingdom)	131,807	3,187
Sthree PLC	190,600	817
Vodafone Group PLC	2,128,969	5,743
Vodafone Group PLC sponsored ADR	36,000	975
William Hill PLC	1,054,000	3,733
Xstrata PLC	317,400	5,375
TOTAL UNITED KINGDOM		125,965
United States of America - 2.4%
Apple, Inc. (a)	14,900	6,802
Deckers Outdoor Corp. (a)	31,800	2,571
Common Stocks - continued
	Shares	Value (000s)
United States of America - continued
Google, Inc. Class A (a)	8,800	$ 5,105
Life Technologies Corp. (a)	20,300	983
TOTAL UNITED STATES OF AMERICA		15,461
TOTAL COMMON STOCKS (Cost $647,678)		630,387
Nonconvertible Preferred Stocks - 2.1%

Germany - 2.1%
Volkswagen AG (Cost $10,526)	77,800	13,770
Money Market Funds - 0.8%

Fidelity Cash Central Fund, 0.12% (b)	369,866	370
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	4,517,950	4,518
TOTAL MONEY MARKET FUNDS (Cost $4,888)		4,888
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $663,092)		649,045
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(1,519)
NET ASSETS - 100%		$ 647,526
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $139,000 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1
Fidelity Securities Lending Cash Central Fund	61
Total	$ 62
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 125,965	$ 82,519	$ 43,446	$ -
Japan	97,686	70,043	27,643	-
France	83,891	73,645	10,246	-
Germany	74,639	64,372	10,267	-
Switzerland	50,993	42,061	8,932	-
Cayman Islands	32,525	32,525	-	-
Ireland	22,226	13,899	8,327	-
Australia	17,920	9,533	8,387	-
Denmark	17,273	14,913	2,360	-
Other	121,039	103,887	17,152	-
Money Market Funds	4,888	4,888	-	-
Total Investments in Securities:	$ 649,045	$ 512,285	$ 136,760	$ -
Transfers from Level 2 to Level 1 during the period were $137,287,000.
Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $678,083,000. Net unrealized depreciation aggregated $29,038,000, of which $76,357,000 related to appreciated investment securities and $105,395,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Value Leaders Fund Class A
Class T
Class B
Class C
Institutional Class

January 31, 2012

1.813052.107

AVLF-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value
CONSUMER DISCRETIONARY - 9.0%
Automobiles - 0.8%
Honda Motor Co. Ltd.	6,300	$ 217,395
Household Durables - 4.1%
D.R. Horton, Inc.	11,638	162,001
Garmin Ltd.	23,522	980,867
		1,142,868
Media - 1.4%
Time Warner, Inc.	4,164	154,318
Washington Post Co. Class B (d)	666	252,221
		406,539
Multiline Retail - 2.7%
JCPenney Co., Inc. (d)	16,878	701,281
Target Corp.	1,396	70,931
		772,212
TOTAL CONSUMER DISCRETIONARY		2,539,014
CONSUMER STAPLES - 11.9%
Beverages - 5.0%
Grupo Modelo SAB de CV Series C	227,800	1,411,753
Food & Staples Retailing - 1.6%
CVS Caremark Corp.	1,710	71,393
Wal-Mart Stores, Inc.	6,157	377,794
		449,187
Food Products - 2.1%
Kraft Foods, Inc. Class A	15,614	598,016
Household Products - 3.0%
Procter & Gamble Co.	13,495	850,725
Tobacco - 0.2%
Lorillard, Inc.	538	57,776
TOTAL CONSUMER STAPLES		3,367,457
ENERGY - 9.0%
Energy Equipment & Services - 1.2%
Cameron International Corp. (a)	1,300	69,160
Weatherford International Ltd. (a)	16,164	270,585
		339,745
Oil, Gas & Consumable Fuels - 7.8%
Alpha Natural Resources, Inc. (a)	2,500	50,300
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Anadarko Petroleum Corp.	4,215	$ 340,235
Apache Corp.	1,200	118,656
Chevron Corp.	7,965	821,032
Marathon Petroleum Corp.	1,599	61,114
Nexen, Inc.	12,300	220,425
Occidental Petroleum Corp.	5,780	576,671
		2,188,433
TOTAL ENERGY		2,528,178
FINANCIALS - 24.7%
Capital Markets - 4.4%
Bank of New York Mellon Corp.	9,100	183,183
E*TRADE Financial Corp. (a)	58,072	475,610
Goldman Sachs Group, Inc.	1,204	134,210
Lazard Ltd. Class A	2,703	77,630
Morgan Stanley	6,299	117,476
State Street Corp.	6,250	244,875
		1,232,984
Commercial Banks - 7.5%
Aozora Bank Ltd.	217,000	603,489
Fifth Third Bancorp	14,347	186,654
KeyCorp	50,400	391,608
U.S. Bancorp	9,570	270,065
Wells Fargo & Co.	22,826	666,747
		2,118,563
Consumer Finance - 0.3%
Capital One Financial Corp.	2,000	91,500
Diversified Financial Services - 7.8%
Bank of America Corp.	38,355	273,471
Citigroup, Inc.	41,222	1,266,340
JPMorgan Chase & Co.	17,625	657,413
		2,197,224
Insurance - 3.8%
Assurant, Inc.	2,200	87,120
Berkshire Hathaway, Inc. Class B (a)	889	69,671
MetLife, Inc.	6,488	229,221
RenaissanceRe Holdings Ltd.	1,497	109,446
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
The Chubb Corp.	3,736	$ 251,844
XL Group PLC Class A	15,739	319,030
		1,066,332
Real Estate Investment Trusts - 0.6%
Weyerhaeuser Co.	9,100	182,182
Thrifts & Mortgage Finance - 0.3%
Radian Group, Inc. (d)	26,100	71,775
TOTAL FINANCIALS		6,960,560
HEALTH CARE - 15.8%
Biotechnology - 1.0%
Amgen, Inc.	4,000	271,640
Health Care Equipment & Supplies - 0.6%
CareFusion Corp. (a)	6,800	162,860
Pharmaceuticals - 14.2%
Eli Lilly & Co.	2,929	116,398
Johnson & Johnson	16,111	1,061,876
Merck & Co., Inc.	25,941	992,503
Pfizer, Inc.	53,515	1,145,221
Sanofi-aventis sponsored ADR	18,825	698,972
		4,014,970
TOTAL HEALTH CARE		4,449,470
INDUSTRIALS - 4.6%
Aerospace & Defense - 0.9%
Textron, Inc.	9,700	247,156
Construction & Engineering - 0.6%
Jacobs Engineering Group, Inc. (a)	3,800	170,088
Industrial Conglomerates - 3.1%
General Electric Co.	47,446	887,715
TOTAL INDUSTRIALS		1,304,959
INFORMATION TECHNOLOGY - 11.6%
Communications Equipment - 6.6%
Alcatel-Lucent SA sponsored ADR (a)(d)	458,115	797,120
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Cisco Systems, Inc.	25,537	$ 501,291
Comverse Technology, Inc. (a)	89,600	564,480
		1,862,891
Electronic Equipment & Components - 1.4%
Corning, Inc.	30,659	394,581
Office Electronics - 0.4%
Xerox Corp.	15,884	123,101
Semiconductors & Semiconductor Equipment - 2.4%
Advanced Micro Devices, Inc. (a)	100,702	675,710
Software - 0.8%
Microsoft Corp.	7,472	220,648
TOTAL INFORMATION TECHNOLOGY		3,276,931
MATERIALS - 3.1%
Chemicals - 1.7%
Clariant AG (Reg.) (a)	38,854	472,032
Metals & Mining - 1.4%
Newmont Mining Corp.	6,436	395,685
TOTAL MATERIALS		867,717
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.	6,700	197,047
CenturyLink, Inc.	2,945	109,053
		306,100
Wireless Telecommunication Services - 0.5%
Vodafone Group PLC sponsored ADR	5,000	135,450
TOTAL TELECOMMUNICATION SERVICES		441,550
UTILITIES - 3.6%
Electric Utilities - 3.6%
Exelon Corp.	7,533	299,663
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp.	7,834	$ 330,751
NextEra Energy, Inc.	6,696	400,756
		1,031,170
TOTAL COMMON STOCKS (Cost $29,161,537)		26,767,006
Money Market Funds - 11.2%

Fidelity Cash Central Fund, 0.12% (b)	1,527,947	1,527,947
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	1,615,296	1,615,296
TOTAL MONEY MARKET FUNDS (Cost $3,143,243)		3,143,243
TOTAL INVESTMENT PORTFOLIO - 106.1% (Cost $32,304,780)		29,910,249
NET OTHER ASSETS (LIABILITIES) - (6.1)%		(1,709,428)
NET ASSETS - 100%		$ 28,200,821
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 378
Fidelity Securities Lending Cash Central Fund	3,213
Total	$ 3,591
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,539,014	$ 2,321,619	$ 217,395	$ -
Consumer Staples	3,367,457	3,367,457	-	-
Energy	2,528,178	2,528,178	-	-
Financials	6,960,560	6,960,560	-	-
Health Care	4,449,470	4,449,470	-	-
Industrials	1,304,959	1,304,959	-	-
Information Technology	3,276,931	3,276,931	-	-
Materials	867,717	867,717	-	-
Telecommunication Services	441,550	441,550	-	-
Utilities	1,031,170	1,031,170	-	-
Money Market Funds	3,143,243	3,143,243	-	-
Total Investments in Securities:	$ 29,910,249	$ 29,692,854	$ 217,395	$ -
Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $33,012,816. Net unrealized depreciation aggregated $3,102,567, of which $1,787,934 related to appreciated investment securities and $4,890,501 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Emerging Markets Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2012

1.813064.107

FAEM-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
Argentina - 0.1%
Telecom Argentina SA Class B sponsored ADR	24,300	$ 509,085
Austria - 0.2%
Erste Bank AG	24,400	535,836
Raiffeisen International Bank-Holding AG	17,000	578,114
TOTAL AUSTRIA		1,113,950
Bailiwick of Jersey - 0.6%
Randgold Resources Ltd. sponsored ADR	27,800	3,180,598
Bermuda - 2.8%
African Minerals Ltd. (a)	155,300	1,229,883
Aquarius Platinum Ltd. (Australia)	730,205	2,054,242
Beijing Enterprises Water Group Ltd. (a)	5,848,000	1,606,169
Cheung Kong Infrastructure Holdings Ltd.	453,000	2,578,892
CNPC (Hong Kong) Ltd.	824,000	1,300,507
Cosco Pacific Ltd.	788,000	1,095,341
Credicorp Ltd. (NY Shares)	24,028	2,731,022
NWS Holdings Ltd.	1,249,028	2,022,861
TOTAL BERMUDA		14,618,917
Brazil - 16.1%
Banco Bradesco SA (PN) sponsored ADR	560,890	10,028,713
Banco do Estado do Rio Grande do Sul SA	341,000	3,926,809
BR Malls Participacoes SA	294,900	3,218,717
Cetip SA	62,300	960,958
Cia.Hering SA	17,800	427,885
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	131,300	4,384,182
Companhia de Saneamento de Minas Gerais	90,400	2,001,818
Eletropaulo Metropolitana SA (PN-B)	159,500	3,305,572
Gerdau SA sponsored ADR	273,800	2,601,100
Hypermarcas SA	323,700	1,967,545
Itau Unibanco Banco Multiplo SA sponsored ADR	205,850	4,108,766
Klabin SA (PN) (non-vtg.)	578,900	2,683,774
Multiplan Empreendimentos Imobiliarios SA	55,900	1,279,762
Multiplus SA	124,924	2,196,466
OGX Petroleo e Gas Participacoes SA (a)	578,800	5,482,566
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	146,200	2,055,938
(PN) sponsored ADR (d)	481,910	13,459,746
Qualicorp SA	135,058	1,336,511
Tegma Gestao Logistica SA	142,400	2,158,169
TIM Participacoes SA sponsored ADR	102,436	2,955,279
Common Stocks - continued
	Shares	Value
Brazil - continued
Ultrapar Participacoes SA	187,300	$ 3,789,523
Vale SA (PN-A) sponsored ADR	424,200	10,269,882
TOTAL BRAZIL		84,599,681
British Virgin Islands - 0.5%
Mail.ru Group Ltd.:
GDR (a)(e)	68,500	2,260,500
GDR (Reg. S) (a)	5,900	194,700
TOTAL BRITISH VIRGIN ISLANDS		2,455,200
Canada - 0.9%
Eldorado Gold Corp.	110,085	1,667,605
First Quantum Minerals Ltd.	138,100	3,024,359
TOTAL CANADA		4,691,964
Cayman Islands - 2.8%
Baidu.com, Inc. sponsored ADR (a)	21,715	2,769,097
Changyou.com Ltd. (A Shares) ADR (a)	5,400	138,996
China Liansu Group Holdings Ltd.	516,000	274,127
China Shanshui Cement Group Ltd.	3,720,000	2,734,148
Country Garden Holdings Co. Ltd.	5,702,000	2,448,362
Eurasia Drilling Co. Ltd. GDR (Reg. S)	79,163	2,081,987
EVA Precision Industrial Holdings Ltd.	496,000	88,900
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	74,000	1,762,680
Shenguan Holdings Group Ltd.	892,000	507,233
Shenzhou International Group Holdings Ltd.	963,000	1,373,364
Uni-President China Holdings Ltd.	1,181,000	695,938
TOTAL CAYMAN ISLANDS		14,874,832
Chile - 0.6%
CFR Pharmaceuticals SA	8,064,456	1,960,175
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	22,500	1,321,650
TOTAL CHILE		3,281,825
China - 10.1%
Angang Steel Co. Ltd. (H Shares)	1,846,000	1,328,220
Bank of China Ltd. (H Shares)	12,370,000	5,311,512
China BlueChemical Ltd. (H shares)	1,820,000	1,382,264
China CITIC Bank Corp. Ltd. (H Shares)	6,444,000	4,113,059
China Communications Construction Co. Ltd. (H Shares)	3,781,000	3,515,168
China Communications Services Corp. Ltd. (H Shares)	4,650,000	2,074,595
Common Stocks - continued
	Shares	Value
China - continued
China Construction Bank Corp. (H Shares)	12,269,000	$ 9,824,376
China Minsheng Banking Corp. Ltd. (H Shares)	4,613,000	4,264,880
China Petroleum & Chemical Corp.:
(H Shares)	3,208,000	3,870,810
sponsored ADR (H Shares) (d)	29,900	3,592,485
China Ship Container Lines Co. Ltd. (H Shares) (a)	3,647,000	808,851
China Southern Airlines Ltd. (H Shares) (a)	4,024,000	2,075,497
Great Wall Motor Co. Ltd. (H Shares)	1,937,000	3,321,892
Huadian Power International Corp. Ltd. (H shares) (a)	4,428,000	1,022,033
Industrial & Commercial Bank of China Ltd. (H Shares)	5,047,035	3,533,787
Maanshan Iron & Steel Ltd. (H Shares)	2,888,000	998,013
Yantai Changyu Pioneer Wine Co. (B Shares)	227,939	2,391,298
TOTAL CHINA		53,428,740
Colombia - 0.6%
Almacenes Exito SA	87,945	1,195,142
Ecopetrol SA ADR	36,300	1,853,841
TOTAL COLOMBIA		3,048,983
Czech Republic - 1.3%
Ceske Energeticke Zavody A/S	91,450	3,691,898
Philip Morris CR A/S	2,497	1,508,216
Telefonica Czech Republic A/S	90,350	1,800,423
TOTAL CZECH REPUBLIC		7,000,537
Egypt - 0.1%
Commercial International Bank Ltd. sponsored GDR	156,276	615,727
Georgia - 0.2%
Bank of Georgia GDR (Reg. S)	70,400	982,080
Hong Kong - 4.8%
China Mobile Ltd.	895,000	9,146,784
China Power International Development Ltd.	13,088,000	3,324,633
China Unicom Ltd.	876,000	1,612,309
CNOOC Ltd.	3,339,000	6,802,259
Dah Chong Hong Holdings Ltd.	3,000	3,810
Guangdong Investment Ltd.	3,134,000	1,814,469
Lenovo Group Ltd.	2,982,000	2,387,830
Sinotruk Hong Kong Ltd.	680,000	384,050
TOTAL HONG KONG		25,476,144
Hungary - 0.6%
Magyar Telekom PLC	1,252,776	2,978,955
Common Stocks - continued
	Shares	Value
India - 5.5%
Bank of Baroda	226,714	$ 3,529,992
Bharat Petroleum Corp. Ltd.	71,908	830,903
Cairn India Ltd. (a)	74,313	509,152
Canara Bank	60,862	577,829
Hero Motocorp Ltd.	21,707	816,506
Hindustan Unilever Ltd.	319,134	2,442,408
Housing Development and Infrastructure Ltd. (a)	335,019	538,236
Housing Development Finance Corp. Ltd.	418,058	5,891,988
Punjab National Bank	11,028	218,592
Tata Consultancy Services Ltd.	153,070	3,500,686
Tata Motors Ltd.	628,609	3,094,485
Tata Steel Ltd.	388,190	3,534,203
Ultratech Cemco Ltd.	110,223	2,704,098
United Phosphorous Ltd.	314,048	936,150
TOTAL INDIA		29,125,228
Indonesia - 5.5%
PT Astra International Tbk	627,000	5,502,829
PT Bank Mandiri (Persero) Tbk	2,704,500	2,015,595
PT Bank Rakyat Indonesia Tbk	6,524,000	4,971,025
PT Bank Tabungan Negara Tbk	27,500	3,671
PT Bumi Serpong Damai Tbk	11,588,100	1,353,452
PT Ciputra Development Tbk	14,439,000	915,490
PT Gadjah Tunggal Tbk	2,713,500	875,325
PT Global Mediacom Tbk	651,500	80,441
PT Gudang Garam Tbk	468,500	2,970,475
PT Indocement Tunggal Prakarsa Tbk	1,282,000	2,417,125
PT Indosat Tbk	4,387,000	2,659,534
PT Mitra Adiperkasa Tbk	245,500	155,657
PT Semen Gresik (Persero) Tbk	595,500	748,517
PT Summarecon Agung Tbk	4,801,000	640,847
PT Tower Bersama Infrastructure Tbk	7,274,500	1,942,030
PT United Tractors Tbk	332,000	1,046,966
PT XL Axiata Tbk	945,500	470,648
TOTAL INDONESIA		28,769,627
Korea (South) - 17.7%
BS Financial Group, Inc. (a)	255,570	2,900,934
Cheil Worldwide, Inc.	14,190	219,811
CJ CheilJedang Corp.	8,293	2,273,946
CJ Corp.	242	16,697
Daelim Industrial Co.	23,715	2,280,157
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Dongbu Insurance Co. Ltd.	36,342	$ 1,552,987
Hana Financial Group, Inc.	113,650	3,885,246
Hotel Shilla Co.	63,810	2,510,897
Hyundai Department Store Co. Ltd.	22,879	3,727,400
Hyundai Fire & Marine Insurance Co. Ltd.	85,370	2,508,055
Hyundai Heavy Industries Co. Ltd.	12,911	3,580,435
Hyundai Hysco Co. Ltd.	27,260	956,181
Hyundai Motor Co.	52,388	10,307,229
Industrial Bank of Korea	242,550	2,731,553
Kia Motors Corp.	79,730	4,791,190
KT&G Corp.	40,069	2,803,812
LG Chemical Ltd.	9,260	3,083,191
LIG Non-Life Insurance Co. Ltd.	59,440	1,283,241
Lotte Samkang Co. Ltd.	344	121,122
Nong Shim Co. Ltd.	10,795	2,272,854
Orion Corp.	3,757	2,287,785
Paradise Co. Ltd.	104,167	871,718
Samsung Electronics Co. Ltd.	21,655	21,341,432
Samsung Heavy Industries Ltd.	81,860	2,601,703
Shinhan Financial Group Co. Ltd.	131,922	5,255,670
SK Chemicals Co. Ltd.	39,559	2,275,075
SK Energy Co. Ltd.	24,531	3,712,633
SK Telecom Co. Ltd.	4,243	538,233
Sung Kwang Bend Co. Ltd.	27,562	522,647
TK Corp. (a)	1,300	28,702
TOTAL KOREA (SOUTH)		93,242,536
Malaysia - 1.2%
Axiata Group Bhd	1,902,500	2,921,149
Genting Bhd	642,300	2,348,307
IJM Plantation Bhd	729,400	791,392
TOTAL MALAYSIA		6,060,848
Mexico - 0.9%
Cemex SA de CV sponsored ADR (d)	408,400	2,781,204
Grupo Modelo SAB de CV Series C	1,200	7,437
Urbi, Desarrollos Urbanos, SA de CV (a)	1,339,001	1,907,393
TOTAL MEXICO		4,696,034
Nigeria - 0.4%
Guaranty Trust Bank PLC GDR (Reg. S)	480,895	2,260,207
Common Stocks - continued
	Shares	Value
Panama - 0.5%
Copa Holdings SA Class A	37,828	$ 2,577,600
Philippines - 0.5%
Globe Telecom, Inc.	91,790	2,493,828
Poland - 0.1%
Warsaw Stock Exchange	21,900	272,159
Qatar - 0.2%
Commercial Bank of Qatar GDR (Reg. S)	279,384	1,270,590
Russia - 6.7%
Cherkizovo Group OJSC GDR (a)	92,594	1,152,361
Gazprom OAO sponsored ADR	569,764	6,865,656
Lukoil Oil Co. sponsored ADR	108,117	6,307,546
Mobile TeleSystems OJSC sponsored ADR	222,523	3,729,485
NOVATEK OAO GDR	38,698	5,212,621
Rosneft Oil Co. OJSC GDR (Reg. S)	669,600	4,934,952
Sberbank (Savings Bank of the Russian Federation)	2,459,100	7,328,148
TOTAL RUSSIA		35,530,769
Singapore - 0.2%
First Resources Ltd.	627,000	817,490
South Africa - 3.8%
African Bank Investments Ltd.	712,247	3,325,362
Barloworld Ltd.	148,800	1,666,382
Foschini Ltd.	182,878	2,541,363
Imperial Holdings Ltd.	195,851	3,472,699
Life Healthcare Group Holdings Ltd.	882,400	2,392,857
Mr Price Group Ltd.	164,200	1,811,539
Murray & Roberts Holdings Ltd. (a)	148,317	508,442
Sasol Ltd.	33,500	1,713,656
Sasol Ltd. sponsored ADR	51,178	2,627,479
TOTAL SOUTH AFRICA		20,059,779
Switzerland - 0.0%
Compagnie Financiere Richemont SA unit	45,800	259,763
Taiwan - 7.1%
Advanced Semiconductor Engineering, Inc.	526,000	552,981
Advanced Semiconductor Engineering, Inc. sponsored ADR	307,000	1,617,890
Chinatrust Financial Holding Co. Ltd.	4,077,000	2,631,211
Chroma ATE, Inc.	4,208	9,626
E.Sun Financial Holdings Co. Ltd.	3,933,000	1,847,228
Formosa Chemicals & Fibre Corp.	2,000	5,744
Formosa Plastics Corp.	1,173,000	3,416,543
Common Stocks - continued
	Shares	Value
Taiwan - continued
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2,403,000	$ 7,737,993
HTC Corp.	88,202	1,446,936
Leofoo Development Co. Ltd. (a)	71,333	44,711
Taiwan Cement Corp.	2,606,804	3,250,247
Taiwan Mobile Co. Ltd.	152,000	459,672
Taiwan Semiconductor Manufacturing Co. Ltd.	3,779,534	10,024,064
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	134,700	1,896,576
Wistron Corp.	1,566,000	2,349,397
TOTAL TAIWAN		37,290,819
Thailand - 2.8%
Advanced Info Service PCL (For. Reg.)	751,800	3,663,175
Bangkok Expressway PCL (For.Reg.)	1,573,300	949,361
Charoen Pokphand Foods PCL (For. Reg.)	1,219,000	1,376,734
PTT Global Chemical PCL (For. Reg.) (a)	587,070	1,259,766
PTT PCL (For. Reg.)	329,300	3,612,843
Siam Commercial Bank PCL (For. Reg.)	981,900	3,833,814
Total Access Communication PCL (For. Reg.)	14,600	31,565
TOTAL THAILAND		14,727,258
Turkey - 1.6%
Aygaz A/S	241,602	1,223,714
Eregli Demir ve Celik Fabrikalari T.A.S.	484,000	1,059,576
Ford Otomotiv Sanayi A/S	97,902	876,044
Tekfen Holding A/S	171,000	587,034
Turkiye Garanti Bankasi A/S	882,375	3,188,051
Turkiye Halk Bankasi A/S	88,000	579,436
Turkiye Vakiflar Bankasi TAO	367,000	596,899
Yapi ve Kredi Bankasi A/S (a)	288,000	534,864
TOTAL TURKEY		8,645,618
United Kingdom - 1.1%
Anglo American PLC (United Kingdom)	38,000	1,571,461
Evraz PLC (a)	147,375	1,041,467
International Personal Finance PLC	301,037	902,848
Tullow Oil PLC	24,600	538,897
Xstrata PLC	108,500	1,837,352
TOTAL UNITED KINGDOM		5,892,025
Common Stocks - continued
	Shares	Value
United States of America - 1.0%
Cognizant Technology Solutions Corp. Class A (a)	34,400	$ 2,468,200
Freeport-McMoRan Copper & Gold, Inc.	59,400	2,744,874
TOTAL UNITED STATES OF AMERICA		5,213,074
TOTAL COMMON STOCKS (Cost $478,917,113)		522,062,470
Money Market Funds - 3.7%

Fidelity Cash Central Fund, 0.12% (b)	4,003,198	4,003,198
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	15,436,388	15,436,388
TOTAL MONEY MARKET FUNDS (Cost $19,439,586)		19,439,586
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $498,356,699)		541,502,056
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(14,854,183)
NET ASSETS - 100%		$ 526,647,873
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,260,500 or 0.4% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,050
Fidelity Securities Lending Cash Central Fund	9,709
Total	$ 10,759
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Korea (South)	$ 93,242,536	$ 92,704,303	$ 538,233	$ -
Brazil	84,599,681	84,599,681	-	-
China	53,428,740	49,557,930	3,870,810	-
Taiwan	37,290,819	26,713,774	10,577,045	-
Russia	35,530,769	35,530,769	-	-
India	29,125,228	25,376,644	3,748,584	-
Indonesia	28,769,627	28,769,627	-	-
Hong Kong	25,476,144	7,914,792	17,561,352	-
South Africa	20,059,779	18,346,123	1,713,656	-
Other	114,539,147	114,539,147	-	-
Money Market Funds	19,439,586	19,439,586	-	-
Total Investments in Securities:	$ 541,502,056	$ 503,492,376	$ 38,009,680	$ -
Transfers from Level 2 to Level 1 during the period were $199,785,664.
Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $502,928,380. Net unrealized appreciation aggregated $38,573,676, of which $58,675,332 related to appreciated investment securities and $20,101,656 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 29, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 29, 2012